       As filed with the Securities and Exchange Commission May 30, 2007


                        File Nos. 2-67052 and 811-3023
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 210


                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 211


                               -----------------

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               Lisa J. Weymouth
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                               -----------------

                                  Copies to:

                             Robert J. Zutz, Esq.
                 Kirkpatrick Lockhart Gates Preston Ellis LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

                               -----------------

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)

    on May 25, 2007pursuant to Rule 485, paragraph (b)(1)


[X] 60 days after filing pursuant to Rule 485, paragraph (a)(1)

    on ______ pursuant to Rule 485, paragraph (a)(1)
    75 days after filing pursuant to Rule 485, paragraph (a)(2)
    on ______ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


    Title of series being registered: Absolute Strategies Fund


================================================================================

                                  PROSPECTUS


                                August 1, 2007


                        [Absolute Strategies Fund Logo]

                           ABSOLUTE STRATEGIES FUND


                       ABSOLUTE/INVESTMENT/ADVISERS LLC
                             INSTITUTIONAL SHARES
                                   A SHARES
                                   C SHARES


  The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete.
           Any representation to the contrary is a criminal offense.


  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Absolute Strategies Fund and logo are servicemarks of Absolute Investment Advisers LLC; Absolute Investment Advisers ("AIA") and logo are servicemarks of AIA; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

                               Table of Contents


Risk/Return Summary                                                          2

   Investment Objective                                                      2
   Principal Investment Strategies                                           2
   Principal Investment Risks                                                4

Performance                                                                  6

Fee Tables                                                                   8

Investment Objective and Principal Investment Strategies/Risks              10

   Investment Objective                                                     10
   Principal Investment Strategies                                          10
   Investment Policies                                                      11
   Principal Investment Risks                                               12

Management                                                                  16

   The Adviser and Sub-Advisers                                             16
   Portfolio Managers                                                       18
   Other Service Providers                                                  24
   Fund Expenses                                                            24

Your Account                                                                26

   How to Contact the Fund                                                  26
   General Information                                                      26
   Buying Shares                                                            29
   Selling Shares                                                           27
   Choosing a Share Class                                                   38
   Exchange Privileges                                                      42
   Retirement Accounts                                                      42

Other Information                                                           43

   Distributions                                                            43
   Taxes                                                                    43
   Organization                                                             44

Financial Highlights                                                        45

Risk/Return Summary

Investment Objective

The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500 Index. The Fund's investment objective may be changed by the Board of Trustees of the Fund without a shareholder vote.

Principal Investment Strategies

Absolute Investment Advisers LLC ("Absolute"), the Fund's investment adviser, believes that there are important benefits that come from investing alongside skilled money managers whose strategies when combined will seek to provide enhanced risk-adjusted, low volatility returns. Based on this belief, the Fund will pursue absolute returns by allocating assets among a carefully chosen group of asset managers (the "Sub-Advisers") who employ a wide range of specialized investment strategies. Absolute will allocate Fund assets among strategies of the Sub-Advisers that it believes offer the potential for attractive investment returns individually and are expected to blend within the Fund's portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets.

The strategies utilized by the Fund include absolute return strategies as well as traditional money management with an absolute or risk-adjusted return focus. Absolute return strategies are actively managed investments that aim to produce absolute (positive) returns regardless of general market conditions by exploiting disparities or inefficiencies in markets, geographical areas, and companies; taking advantage of anticipated price movements, up and/or down, of markets; and/or benefiting from cyclical relationships or special situations (such as reorganizations). A risk-adjusted return focus aims to produce positive returns while managing risk exposure.

The Sub-Advisers may invest and trade in a wide range of instruments, markets and asset classes, including but not limited to U.S. and non-U.S. equities and equity-related instruments, currencies, financial futures, and fixed-income and other debt-related instruments. The Sub-Advisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities.

In connection with their investment strategies, the Sub-Advisers will make use of a variety of sophisticated investment techniques including but not limited to the following:

Long Equity Strategy capitalizes on underpriced equity securities or on positive market trends and may concentrate in certain markets, industries, company sizes, or geographical areas. Strategies are primarily managed for absolute return and Sub-Advisers assess risk and opportunity on an absolute, not an index-relative basis.

Long/Short Equity Market Neutral Strategy attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling those stocks that are considered to be overvalued. Sub-Advisers intend to maintain approximately equal value exposure in long and short positions in order to offset the effects of general stock market movements.


Convertible Arbitrage Strategy seeks to take advantage of the pricing inefficiencies of the embedded option in a convertible bond. Convertible Arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. Certain managers may also seek to hedge interest rate exposure under some circumstances. Some managers may also employ leverage. Certain strategies may maintain a sector and market neutral portfolio. The average grade of bond in a portfolio is typically below investment grade with individual ratings ranging from AA to CCC. However, as the default risk of the company is hedged by shorting the underlying common stock, the risk is considerably better than the rating of the unhedged bond indicates.

Long/Short or Hedged Equity Strategy attempts to minimize overall market risk by using short sales or options on common stocks or indexes to hedge risk. Sub-Advisers may take advantage of an anticipated decline in the price of an overvalued company through the use of a covered call option and a corresponding put option (when spreads are available) or high quality taxable or tax-free issues (when spreads are narrow). Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Fixed Income and High Yield and Distressed Debt Strategy invests primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield and TIPS (Treasury Inflated
- Protected Securities). The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities.


The Fund may also invest in other securities and instruments and employ investment strategies that are, or may in the future, become available.

Absolute will have primary responsibility for selecting the Fund's Sub-Advisers and determining the portion of the Fund's assets to be allocated to each Sub-Adviser. Absolute employs a proprietary quantitative approach to allocate assets and diversify across multiple asset classes and investment styles, which Absolute believes are complementary and have low correlation with each other and with major financial markets. Absolute reviews a wide range of quantitative and qualitative factors (e.g. statistical analysis and investment process) when evaluating each Sub-Adviser and their appropriate asset allocation.

Absolute may also direct a Sub-Adviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund's portfolio. Absolute retains the discretion to invest the Fund's assets in securities and other instruments directly and may do so in certain circumstances including pending allocation to a Sub-Adviser, to hedge against overall

Fund exposure created by the Sub-Advisers, or to increase or reduce the Fund's exposure to a particular issuer, sector or industry.



   Helping to identify Sub-Advisers that Absolute may consider for the Fund;


Sub-Advisers Absolute will select Sub-Advisers from the following group of registered investment advisers. There is no fixed or minimum allocation to any Sub-Adviser; however, Absolute will limit allocations to any one Sub-Adviser strategy to between 0% and 20% of total Fund assets.


Aronson+Johnson+Ortiz, LP
Bernzott Capital Advisors
Contravisory Research & Management Corp.
Horizon Asset Management, Inc.
Kinetics Asset Management, Inc.

Kovitz Investment Group, LLC

Loomis, Sayles & Company, L.P.
Metropolitan West Asset Management, LLC

Mohican Financial Management, LLC

SSI Investment Management, Inc.
TWIN Capital Management, Inc.
Yacktman Asset Management Co.


In the future, Absolute may remove Sub-Advisers from the foregoing group. Absolute may also add Sub-Advisers subject to approval of the Board of Trustees of the Fund (the "Board") and applicable shareholder notice requirements.


Principal Investment Risks

As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Market movements will affect the Fund's share price on a daily basis. Significant declines are possible both in overall markets and in the specific assets held by the Fund. The market value of assets in which the Fund invests is based upon the markets' perception of value and is not necessarily an objective measure of the assets' value. The Fund is also non-diversified and may invest in securities of a limited number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets are diversified among the securities of a greater number of issuers.


The success of the Fund's investment strategy depends largely on Absolute's skill in selecting Sub-Advisers and allocating assets to those Sub-Advisers and on each Sub-Adviser's skill in assessing the potential of the assets in which the Fund invests. Also, because the Fund's investment position at any given time will vary depending on Absolute's and the Sub-Advisers' current view of the overall climate of the markets, the investment return and principal value of the Fund may fluctuate or deviate from overall market returns to a greater degree than the investment return and principal value of other funds that do not employ an absolute return focus. For example, if the Fund or a Sub-Adviser takes a defensive posture by hedging its portfolio and stock prices advance, the return to investors may be lower than if the portfolio had not been hedged.


Other principal risks include:

   Securities of smaller companies, including securities of companies in initial public offerings, may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure;

   Foreign securities (including emerging markets) are subject to additional risks including international trade, currency, political, regulatory and diplomatic risk;

   Derivatives such as options and futures can be volatile, and a small investment in a derivative could have a large potential impact, positive and negative, on the performance of the Fund;

   Leverage through investment techniques such as short sales, margin transactions and swaps may multiply smaller market movements into large changes in the Fund's net asset value;

   Debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security's maturity and reduce the Fund's return;

   Securities that are illiquid or restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) are subject to limitations on resale and the Fund may not be able to dispose of the securities promptly or at a reasonable price;


   The Fund may purchase debt or equity securities which are convertible into common stock. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by a Sub-Adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities.


   The Fund's strategy may result in high turnover rates which may increase the Fund's brokerage commission costs as well as its short-term capital gains and may negatively impact the Fund's performance; and

   The fees the Fund pays to invest in a pooled investment vehicle may be higher than if the manager of the pooled vehicle managed the Fund's assets directly.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


Performance Information

The following chart and table illustrate the Fund's returns as of December 31, 2006. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance. The Fund has only been operational for one full calendar year.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

The following chart shows the annual total return for the full calendar year ended December 31, 2006.

                             [GRAPH APPEARS HERE]

Year Ended December 31, 2006

During the period shown the highest return was X.XX% for the quarter ended December 31, 2006 and the lowest return was X.XX% for the quarter ended June 30, 2007.

The following compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and the sale of Fund shares as of March 31, 2007 to the S&P 500 Index.

                                                                         Since Inception
                                                                  1 Year   (XX/XX/XX)
                                                                  ------ ---------------
Return Before Taxes                                               XX.XX%      XX.XX%
Return After Taxes on Distributions                               XX.XX%      XX.XX%
Return After Taxes on Distributions and Sale of Fund Shares       XX.XX%      XX.XX%
                                                                  -----       -----
S&P 500 Index                                                     XX.XX%      XX.XX%
Lehman Brothers Aggregate Bond Index                              XX.XX%      XX.XX%



After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes may exceed the Fund's other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is the Fund's benchmark index and is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

Fee Tables


The following tables describe the various fees and expenses that you may pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of Absolute, are paid out of the assets of each Fund class and are factored into the share price rather than charged directly to shareholder accounts.



Shareholder Fees                                                                Institutional
(fees paid directly from your investment)                                          Shares     A Shares     C Shares
-----------------------------------------                                       ------------- --------     --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)     None        4.50%/(1)/   None
Redemption Fee (as a % of value of shares redeemed)                                 None        None         None
Exchange Fee (as a % of vale of shares redeemed)                                    None        None         None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)/(3)/
Management Fees /(4)/                                                               1.60%       1.60%        1.60%
Distribution/Service (12b-1) Fees                                                   None        0.25%/(5)/   1.00%/(5)/
Other Expenses /(3)/                                                                X.XX%       X.XX%        X.XX%
Acquired Fund Fees and Expenses
   Dividend Expenses on Short Sales                                                 X.XX%       X.XX%        X.XX%
Total Annual Fund Operating Expenses /(3)/ /(4)/                                    X.XX%       X.XX%        X.XX%
Waivers and Reimbursements /(3)/                                                    X.XX%       X.XX%        X.XX%
Net Expenses /(3)/                                                                  X.XX%       X.XX%        X.XX%

--------
(1) No initial sales charge is applied to purchases of $1 million or more. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table. A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within one year of purchase. A CDSC will be charged on shares liquidated during the period beginning in the 13th month and ending in the 24th month of purchase as follows: 1.00% for purchases of $1 million but less than $3 million, 0.50% for purchases of $3 million but less than $5 million, and 0.25% for purchases of $5 million or more.
(2) Shares redeemed or exchanged within 60 days of purchase will be charged a fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
(3) Based on amounts incurred during the Fund's most recent fiscal year as a percentage of average daily net assets. Excluding the effect of expenses attributable to dividends on short sales, organization costs, and offering costs, the Fund's Total Annual Operating Expenses and Net Expenses were:

(4) Certain service providers voluntarily waived a portion of their fees and reimbursed certain Fund expenses for the Fund's fiscal year ended
    December 31, 2006. Fee waivers and reimbursements may be reduced or eliminated at any time. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                       Institutional
                                          Shares     A Shares     C Shares
                                       ------------- --------     --------
  Management Fees                          1.60%       1.60%        1.60%
  Distribution/Service (12b-1) Fees        None        0.25%/(5)/   1.00%/(5)/
  Other Expenses                           X.XX%       X.XX%        X.XX%
  Total Annual Fund Operating Expenses     X.XX%       X.XX%        X.XX%
  Waivers and Reimbursements               X.XX%       X.XX%        X.XX%
  Net Expenses                             1.95%       2.25%        3.00%



    Absolute has contractually agreed to waive its fee and reimburse Fund expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) of Institutional Shares, A Shares, and C Shares to xx%, xx%, and xx%, respectively, from inception through July 31, 2008 (each an "Expense Cap"). The Expense Caps may be changed or eliminated at any time with the consent of the Board of Trustees.
(5) The Fund may repay Absolute for fees waived and expenses reimbursed pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement; (2) such payment is approved by the Board of Trustees, and the resulting class expenses do not exceed 1.95% for Institutional Shares, 2.25% for A Shares and 3.00% for C Shares.
(6) The Fund has adopted a distribution plan to pay for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at annual rates (based on average net assets) of up to 0.35% on A Shares and 1.00% on C Shares. The Board of Trustees currently limits payments on A Shares to 0.25% of average net assets.


           IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES

       Dividend Expenses occur when the Fund sells an equity security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while increasing the Fund's unrealized gain or loss on the transaction. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

Example


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class' Total Annual Fund Operating Expenses and Net Expenses remain as stated in the previous table (first year only) and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                Institutional
                                                   Shares     A Shares C Shares
                                                ------------- -------- --------
1 Year                                              $xxx        $xxx     $xxx
3 Years                                             $xxx        $xxx     $xxx
5 Years                                             $xxx        $xxx     $xxx
10 Years                                            $xxx        $xxx     $xxx

Investment Objective and Principal Investment Strategies/Risks


Investment Objective

The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P Index. The Fund's investment objective may be changed by the Board of Trustees of the Fund without a shareholder vote.

Principal Investment Strategies

The Fund is designed for investors who seek a long-term investment with low correlation to traditional markets, and who desire added diversification across multiple asset classes and strategies as a part of an overall disciplined investment program.

Absolute allocates and reallocates assets of the Fund among its respective Sub-Advisers to create a low correlating, low volatility model in order to maximize risk-adjusted, or absolute (positive) returns. Absolute reviews a wide range of quantitative and qualitative factors when evaluating each Sub-Adviser and the appropriate asset allocation thereto. These factors include, but are not limited to: proven risk-adjusted investment performance and capacity to adapt to various market conditions; well-defined and disciplined investment philosophy, strategy and process that have been consistently applied over time; portfolio characteristics and capacity of given strategy; consistency of investment style, purchase/sell discipline, and risk management procedures; correlation and volatility of results as compared with other Sub-Advisers; business focus, stability and depth of investment professionals; and portfolio manager interviews.


Absolute has entered into sub-advisory agreements with twelve Sub-Advisers, each chosen for their particular investment style(s). The Sub-Advisers may employ aggressive investment strategies and techniques and concentrate investments in certain sectors and geographical regions. The Sub-Advisers may employ techniques, strategies and analyses based on relationships and correlations between and assumptions about securities, instruments, commodities, markets or other factors, or the occurrence of certain events. By combining the expertise of several money managers with Absolute's quantitative approach (e.g. statistical analysis) to diversification and risk management, the Fund attempts to reduce volatility and mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided.

Absolute may invest the Fund's assets in securities and other instruments directly. Absolute may exercise this discretion in order to invest the Fund's assets pending allocation to a Sub-Adviser, to hedge against overall Fund exposures created by the Sub-Advisers, or to increase or reduce the Fund's exposure to a particular issuer, sector or industry. Absolute may exercise its discretion over unallocated assets or may reallocate to itself assets previously allocated to a Sub-Adviser.

Absolute is responsible for supervisory oversight of the general management of assets allocated to each Sub-Adviser. The discretion of each Sub-Adviser to invest its allocated portion of the Fund's assets is subject to written investment policies and restrictions developed and communicated to the Sub-Advisers by Absolute. While Absolute does not evaluate the merits of a Sub-Adviser's individual investment decisions, it does monitor investment performance and style consistency.


Convertible Arbitrage Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. The Fund may also seek to hedge interest rate exposure under some circumstances or use certain strategies to maintain a sector and market neutral portfolio. The average grade of bond in a portfolio is typically below investment grade with individual ratings ranging from AA to CCC. However, as the default risk of the company is hedged by shorting the underlying common stock, the risk is considerably better than the rating of the unhedged bond indicates.

From time to time, certain of the Sub-Advisers or their strategies may not be available to the Fund due to such reasons as investment minimums, capacity limitations, and regulatory limitations. Accordingly, the Fund may, for temporary purposes, utilize high-quality, short-term debt securities or other cash instruments as a substitute for certain Sub-Adviser strategies until Fund assets reach appropriate scale for optimal allocation.


Investment Policies

The Fund invests in equity securities of domestic and foreign corporations of all sizes and in debt securities, without limit on credit quality or maturity, of domestic and foreign corporations of all sizes. Equity securities include common stock, preferred stock and convertible securities and American Depositary Receipts ("ADRs"). The Fund may also invest in non-corporate domestic and foreign debt securities issued by governmental and municipal entities, mortgage-backed and asset-backed securities and money market instruments (including commercial paper, certificates of deposit, banker's acceptances, repurchase agreements and reverse repurchase agreements) without limitation on credit quality and maturity.


The Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including investment companies that are advised by one or more Sub-Advisers or their affiliates. Investment companies that the Fund may invest in include shares of exchange traded funds ("ETFs").


The Fund may invest a portion of its assets in securities, including equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") as well as other restricted securities. Restricted Securities are those that are subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

Derivatives To manage risk or enhance return, the Fund may invest in derivatives such as futures and options contracts and in equity, interest rate, index and currency rate swap agreements. The Fund may invest in options on securities, securities indices, and commodities.

The Fund may invest in futures on securities, commodities, and securities indices and in options on such contracts.

Options Contracts Options transactions may be effected on an exchange or in the over-the-counter market. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security or commodity underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security or commodity against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security or commodity at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security or commodity at the exercise price. An index cash option involves the delivery of cash equal to the difference between the exercise price and the closing price of the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security or commodity, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or commodity, the option period and interest rates.


Futures Contracts Futures transactions may be effected on an exchange or in the over-the-counter market. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. A index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out or rolled over prior to their expiration date.


Swap Agreements In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party.

Temporary Defensive Position In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in high quality short-term debt instruments such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Principal Investment Risks

General Market Risks The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Other general market risks include:

   Investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times and, as a result, hedging strategies may cease to function as anticipated;

   Absolute or a Sub-Adviser may be incorrect in assessing the value or growth capability of particular securities or asset classes contained in the Fund's portfolio.

Multi-Manager Risk The methodology by which Absolute allocates Fund assets to the Sub-Adviser may not achieve desired results and may cause the Fund to lose money or underperform other mutual funds. In addition, the Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Diversification Risk The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers and of issuers in the same or similar industries. Concentration in securities of a limited number of issuers and industries exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Small Company Risk Investment in smaller companies may be more volatile than investments in larger companies because short-term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Foreign Risk The value of foreign investments may be affected by the imposition of new or amended government regulations, changes in diplomatic relations between the United States and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Changes in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency. Also, foreign securities are subject to the risk that an issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. This risk may be greater for investments in issuers in emerging or developing markets.

Interest Rate Risk The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds. The effect is usually more pronounced for debt securities with longer dates to maturity.

Credit Risk The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality. The Fund may invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government. The Fund may invest in Collateralized/Guaranteed Mortgage Obligations ("CMOs"). CMOs are divided into classes (often referred to as "tranches") and certain tranches of CMOs have priority over other classes. No payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Prepayment Risk Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' securities when interest rates decline, which can shorten the maturity of the security and reduce the Fund's return. Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Initial Public Offerings Risk The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Liquidity Risk Limitations on resale may have an adverse effect on the marketability of a security and the Fund may also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests. The Fund may not purchase a security if such purchase would cause more than 15% of its total assets in securities that are not readily marketable.

High Turnover Risk The Fund's investment strategy may result in high turnover rates. This may increase the Fund's brokerage commission costs as well as its short-term capital gains. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

Leverage Risk Leverage transactions, including borrowing money, selling securities short, lending portfolio securities and entering into reverse repurchase agreements, create the risk of magnified capital losses. The risks of leverage include a higher volatility in the net asset value of the Fund's securities, which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. In an extreme case, if the Fund's current investment income is not sufficient to meet the interest expense of leveraging, it may be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


Derivatives Risks Derivatives can be volatile and involve various types and degrees of risks, including leverage, credit and liquidity risk. The Fund could experience a significant loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Absolute or a Sub-Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.


Pooled Investment Vehicle Risk The Fund may invest in pooled investment vehicles and will bear its ratable share of the vehicles' expenses, including management and performance fees. The fees the Fund pays to invest in a pooled investment vehicle may be higher than if the manager of the pooled investment vehicle, including a Sub-Adviser, managed the Fund's assets directly. The incentive fees charged by the investment vehicles may create an incentive for the manager of the investment vehicle to make investments that are riskier or more speculative than those it might have made in the absence of an incentive fee.


Convertible Security Risks While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by a Sub-Adviser.

Short Selling Risks Short selling is accomplished by borrowing a security and then selling it. If the Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will profit on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the Fund will incur a loss on the transaction. The Fund's use of short sales may involve additional transactions costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause the Fund to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower the Fund's return or result in a loss.

Portfolio Holdings A description of the Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's SAI.

Management


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board. The Board oversees the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Fund's Statement of Additional Information ("SAI").


The Adviser and Sub-Advisers


Absolute Investment Advisers LLC, 350 Lincoln Street, Suite 216 , Hingham, MA 02043, is the Fund's investment adviser. Absolute is a newly registered investment adviser and provides investment advisory services to the Fund. The Fund is the first mutual fund for which Absolute provides investment management services. As of June 30, 2007, Absolute had approximately $XX.X million of assets under management.

Absolute receives an advisory fee from the Fund at an annual rate equal to 1.60% of the Fund's average annual daily net assets. For the Fund's fiscal year ended March 31, 2007, Absolute received an advisory fee of [X.XX]% of the average daily net assets of the Fund.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement and approved certain Absolute's Sub-Advisory Agreements with the Sub-Advisers is available in the Fund's semi-annual report for the six-month period ended September 30, 2006.


Subject to the general control of the Board, Absolute is directly responsible for making the investment decisions for the Fund. Although Absolute delegates the day-to-day management of the Fund to a combination of the following Sub-Advisers, Absolute retains overall supervisory responsibility for the general management and investment of the Fund's assets.


Sub-Adviser                                   Address
-----------                                   ----------------------------------------------------------
Aronson+Johnson+Ortiz, LP                     230 South Broad St, 20th Floor, Philadelphia, PA 19102
Bernzott Capital Advisors                     888 West Venture Blvd, Suite B, Camarillo, CA 93010
Contravisory Research & Management Corp.      99 Derby St, Hingham, MA 02043
Horizon Asset Management, Inc.                470 Park Ave South, New York, NY 10016
Kinetics Asset Management, Inc.               16 New Broadway, Sleepy Hollow, NY 10591
Kovitz Investment Group, LLC                  222 West Adams Street, Suite 2160, Chicago, IL 60606
Loomis, Sayles & Company, L.P.                One Financial Ctr, Boston, MA 02111
Metropolitan West Asset Management, LLC       11766 Wilshire Blvd, Suite 1580, Los Angeles, CA 90025
Mohican Financial Management, LLC             21 Railroad Avenue, Suite 35, Cooperstown, NY 13326
SSI Investment Management, Inc.               9440 Santa Monica Blvd., 8th Floor Beverly Hills, CA 90210
TWIN Capital Management, Inc.                 3244 Washington Rd, Suite 202, McMurray, PA 15317
Yacktman Asset Management Co.                 6300 Bridgepoint Parkway, Building One, Suite 320, Austin,
                                              TX 78730

Aronson+Johnson+Ortiz, LP commenced operations in 1984, and provides investment advisory services for mostly institutional clients, including mutual funds. As of June 30, 2007, the Sub-Adviser had approximately $XX billion of assets under management.

Bernzott Capital Advisors commenced operations in 1994, and provides investment advisory services for institutions, foundations and endowments, businesses, and all types of qualified retirement plans. The Sub-Adviser's Private Client Group services individuals, families and trusts. The Fund is the first mutual fund for which the Sub-Adviser provides advisory services. As of June 30, 2007, the Sub-Adviser had approximately $XX million of assets under management.

Contravisory Research & Management Corp. commenced operations in 1972, and provides investment advisory services for individuals, trusts, profit-sharing plans, and institutions. The Fund is the first mutual fund for which the Sub-Adviser provides advisory services. As of June 30, 2007, the Sub-Adviser had approximately $XXX million of assets under management.

Horizon Asset Management, Inc. commenced operations in 1995, and provides investment advisory services for institutional clients and high-net worth individuals. The Fund is the first mutual fund for which the Sub-Adviser provides advisory services. As of June 30, 2007, the Sub-Adviser had approximately $X billion of assets under management.

Kinetics Asset Management, Inc. commenced operations in 1996, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of June 30, 2007, the Sub-Adviser had approximately $X billion of assets under management.

Kovitz Investment Group, LLC commenced operations in 2003 and provides investment advisory services for corporations, individuals, pension and profit sharing plans and other pooled investment vehicles. The Fund is the first mutual fund for which the Sub-Adviser provides investment advisory services. As of June 30, 2007, the Sub-Adviser had approximately $XXX million of assets under management.

Loomis, Sayles & Company, L.P. commenced operations in 1926, and provides investment advisory services for institutional clients, high net-worth individuals, and mutual funds. As of June 30, 2007, the Sub-Adviser had approximately $XX billion of assets under management.

Metropolitan West Asset Management, LLC commenced operations in 1996, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of June 30, 2007, the Sub-Adviser had approximately $XX billion of assets under management.

Mohican Financial Management, LLC was founded in 2003 and provides investment advisory services for another pooled investment vehicle. The Fund is the first mutual fund for which the Sub-Adviser provides investment advisory services. As of June 30, 2007, the Sub-Adviser had approximately $XX million of assets under management.

SSI Investment Management, Inc. commenced operations in 1973, and provides investment advisory services for pension and profit sharing plans, corporations, college endowments, Taft-Hartley plans, high-net worth individuals and mutual funds. As of June 30, 2007, the Sub-Adviser had approximately $X billion of assets under management.

TWIN Capital Management, Inc. commenced operations in 1990, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of June 30, 2007, the Sub-Adviser had over $XXX million of assets under management.

Yacktman Asset Management Co. commenced operations in 1992, and provides investment advisory services for institutional clients and long-term investors. The Sub-Adviser is also the investment adviser for two mutual funds: The Yacktman Fund and The Yacktman Focused Fund. As of June 30, 2007, the Sub-Adviser had over $XXX billion of assets under management.

In the future, Absolute may propose to appoint or replace one or more Sub-Advisers subject to Board approval and applicable shareholder notice requirements. Pursuant to prior shareholder approval and an exemptive order from the Securities and Exchange Commission, Absolute, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new Sub-Advisers for the Fund without approval of Fund shareholders ("Exemptive Relief"). Pursuant to the Exemptive Relief Order, the Fund is required to notify shareholders of the retention of a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser.

Portfolio Managers

The Fund is managed by co-portfolio managers Jay Compson and Alec Petro, both founders of Absolute. They are responsible for Sub-Adviser selection and overall portfolio construction, allocation, and monitoring of the Fund's assets. Mr. Petro is responsible for the Fund's proprietary quantitative model, including portfolio construction and asset allocation optimization.


Jay Compson, Principal & Founder, Portfolio Management & Research Absolute Investment Advisers LLC (2004-Present); Abington Capital, LP (2002-2004); Tucker Anthony Sutro, Inc. (1999-2002); Lehman Brothers (1998-1999) Chubb Group (1992-1998)

Prior to founding Absolute Investment Advisers, Mr. Compson was a Portfolio Manager and Partner at Abington Capital LP, a Boston-based hedge fund. He managed assets in both long and short equities, utilizing a concentrated value-oriented and absolute return approach. While there, Mr. Compson was also responsible for all company, industry and macro-economic research for the firm. Prior to Abington Capital, he was at Tucker Anthony Sutro, Inc. where he worked on finance and strategic planning projects, including acquisition and capital allocation models for the company's CEO and CFO. Previously he was at Lehman Brothers in New York where he analyzed business unit RAROC for the firm's executive committee to understand volatility in overall firm ROE and to diversify systemic risk exposures. Mr. Compson began his career as a mega-yacht and catastrophe underwriter for the Chubb Group.

Mr. Compson received his BA degree from Franklin & Marshall College in 1992, and his MBA in Finance and Management from New York University's Stern School of Business in 1998.

Alec H. Petro, Principal, Portfolio Management & Quantitative Research Absolute Investment Advisers LLC (2004-Present); Fort Hill Capital Management, Founder, President, and Chief Executive Officer (July 2002-Present); Mercator Asset Management, Founder (1999-2002); Cooper Neff & Associates, Partner (1988-1998); O'Connor and Associates, Senior Trader (1985-1988)

Mr. Petro began trading in the financial derivatives market place, starting at O'Connor and

Associates in Chicago in 1985, where he was a senior trader in the global foreign exchange derivative trading. In 1988, Mr. Petro moved to Cooper/Neff and Associates and became the fifth partner in 1990. He built and headed the global foreign exchange and derivative business joint venture with Mitsui Trust of Tokyo from 1989-1994. In 1994, Cooper Neff and Associates was sold to Banque National de Paris and he became head of Global FX and Derivative from 1995-1997. Mr. Petro moved back to BNP/Cooper Neff's Radnor, PA headquarters in the spring of 1998 to manage numerous hedge fund projects, including derivatives in U.S equities, Real Estate, and Foreign Exchange. In late 1998, Mr. Petro retired from the Cooper/Neff partnership to found Mercator Asset Management in Chicago, an alternative asset management group specializing in quantitative and derivative fund management. In 2002, Mr. Petro founded Fort Hill Capital Management. Based in Duxbury, MA, Fort Hill is a quantitative hedge fund specializing in Derivative and Convertible Bond strategies. He presently manages Fort Hill's day-to-day operations where he is President and CEO.

Mr. Petro is presently Adjunct Professor in the Finance Department of Boston College where he teaches classes on Hedge Funds and Venture Capital. Mr. Petro graduated from Boston College in 1985 with a B. S. in Finance and an M.B.A. in Finance from the University of Chicago in 1992

Generally, Absolute will assign responsibility for the day-to-day management of the Fund to a combination of the following Sub-Advisers. The portfolio managers responsible for the day-to-day management of assets allocated to each Sub-Adviser are:


Sub-Adviser                              Portfolio Managers
-----------                              --------------------------------------------------------------------------------------

Aronson+Johnson+Ortiz, LP                Theodore R. Aronson, Kevin M. Johnson, Martha E. Ortiz, and Gina Marie N. Moore,
                                         each a Portfolio Manager of the Sub-Adviser, co-manage the Fund assets allocated to the Sub-Adviser for management. Mr. Aronson, Mr. Johnson, Ms. Ortiz, and Ms.
                                         Moore have been employed by the Sub-Adviser since 1984, 1993, 1987, and 1998, respectively.

Bernzott Capital Advisors                Kevin Bernzott and Peter Banks, each a Portfolio Manager with the Sub-Adviser, co-
                                         manage the Fund assets allocated to the Sub-Adviser for management. Mr. Bernzott and Mr. Banks have been employed by the Sub-Adviser since 1994 and 1997, respectively.

Contravisory Research & Management Corp. G. Edward Noonan, Jr., William M. Noonan and Philip A. Noonan, each a Portfolio
                                         Manager with the Sub-Adviser, co-manage the Fund assets allocated to the Sub-
                                         Adviser for management. Mr. Edward Noonan founded the Sub-Adviser in 1972 and
                                         Mr. William Noonan and Mr. Philip Noonan joined the Sub-Adviser in 1995 and
                                         1998, respectively.

Horizon Asset Management, Inc.           Mr. Murray Stahl, co-founder of and Portfolio Manager with the Sub-Adviser, manages the Fund's assets allocated to the Sub-Adviser for management. Mr. Stahl co-founded the Sub-Adviser in 1994.

Kinetics Asset Management, Inc.          Mr. Peter Doyle and Mr. Murray Stahl co-manage the Fund's assets allocated to the
                                         Sub-Adviser for management. Mr. Doyle, Chief Investment Strategist of the Sub-
                                         Adviser, founded both the Sub-Adviser and Horizon Asset Management, Inc. in 1994.
                                         Mr. Stahl has served as Director of Research of the Sub-Adviser since 2000 and is also a co-founder of Horizon Asset Management, Inc.

Sub-Adviser                         Portfolio Managers
-----------                         -------------------------------------------------------------------------------------------
Kovitz Investment Group, LLC        Messrs. Mitchell A. Kovitz, Jonathan A. Shapiro, Marc S. Brenner and Bruce A. Weininger
                                    co-manage the Fund's assets allocated to the Sub-Adviser for management. Messrs. Kovitz,
                                    Shapiro and Brenner founded the Sub-Adviser in 2003 and are Principals and Portfolio
                                    Managers. Mr. Weininger has been a Principal and Portfolio Manager of the Sub-Adviser since 2004. Mr. Kovitz was at Rothschild Investment Corp. from 1989-2003, most recently serving as its President Mr. Shapiro was at Rothschild Investment Corp. from 1999-2003 as a Portfolio Manager. Mr. Brenner was at Rothschild Investment Corp. from 2001-2003 as a
                                    Portfolio Manager. Mr. Weininger was a partner at Deloitte and Touche, LLP from 2000 to
                                    2004.

Loomis, Sayles & Company, L.P.      Mr. Daniel J. Fuss, Vice Chairman, Director, Executive Vice President, and Senior Portfolio
                                    Manager of the Sub-Adviser, co-manages the Loomis Sayles Investment Grade Fixed
                                    Income Fund in which a portion of the Fund is invested. Mr. Fuss joined the Sub-Adviser in
                                    1976 and began his investment career in 1958. He received his B.A. and M.B.A from
                                    Marquette University and holds the designations of Chartered Financial Analyst and
                                    Chartered Investment Counselor. Mr. Steven Kaseta, also a co-manager of the Loomis
                                    Sayles Investment Grade Fixed Income Fund, is a Vice President and Senior Portfolio
                                    Manager of the Sub-Adviser. He began his investment career in 1982 and joined the Sub-
                                    Adviser in 1994. He received an A.B. from Harvard University and an M.B.A. from the
                                    Wharton School of the University of Pennsylvania. He holds the designation of Chartered
                                    Financial Analyst.

Metropolitan West Asset Management, Mr. Tad Rivelle, Mr. Laird Landmann and Mr. Steve Kaneco manage the Fund's assets
LLC                                 allocated to the Sub-Adviser for management. Mr. Rivelle, Mr. Landmann, and Mr. Kane founded the Sub-Adviser in 1996, and are Principals and Portfolio Managers of the Sub-
                                    Adviser.

Mohican Financial Management, LLC   Messrs. Eric C. Hage, and Daniel C. Hage co-manage the Fund's assets allocated to the Sub-
                                    Adviser for management. Mr. Eric Hage is a founder and has been Managing Member of the
                                    Sub-Adviser since 2003. He is chiefly responsible for the implementation of the investment strategies for the Fund's assets allocated to the Sub-Adviser for management. From 1999 to
                                    2002 he was at Salomon Smith Barney as a director of Convertible Arbitrage Accounts. Mr.
                                    Daniel C. Hage is a founder and has been a Member of Sub-Adviser since 2003 and performs services as the Sub-Adviser's portfolio trader. From 2000 to 2002 he was at CIBC
                                    World Markets where he concentrated in Convertible Sales

Sub-Adviser                     Portfolio Managers
-----------                     -------------------------------------------------------------------------------------------------
SSI Investment Management, Inc. Mr. George M. Douglas, CFA - Vice President & Chief Investment Officer, heads the Portfolio
                                Management Team and is responsible for the day-to-day management of client portfolios, along with the Sub-adviser's investment research effort. Mr. Douglas has over 29 years of experience in quantitative equity research and portfolio management. Prior to joining the Sub-adviser in 1994,
                                Mr. Douglas worked for Drexel Burnham Lambert as Senior Vice President & Director of
                                Quantitative Research from December 1980 - February 1990, where he ran both a proprietary trading group and a quantitative equity research group, the DAIS Group. Mr. Douglas also headed portfolio management groups for John Templeton's investment management organization and for CS First Boston Corporation. Mr. Douglas has been named to Institutional Investor's "All
                                American Research Team" four times and is a Chartered Financial Analyst. He holds an MBA in
                                Finance, MS in Statistics and BS in Mathematics from the University of Wisconsin.

                                Mr. Kenneth Raguse, CFA, Vice President & Senior Portfolio Manager, is responsible for analyzing investments in consumer products, technology, media, and healthcare. Mr. Raguse has over 15 years of experience in portfolio management. Prior to joining the Sub-adviser in 1994, he was an Investment Advisor with First Securities Corporation. Mr. Raguse has an MS Degree in
                                Finance and a BS Degree in Economics from the University of Wisconsin.

                                Mr. David Rosenfelder, Vice President & Senior Portfolio Manager, is responsible for analyzing investments in capital goods, defense/aerospace and transportation. In addition, Mr. Rosenfelder is a trader of the Sub-adviser's investment portfolios. Mr. Rosenfelder has over 22 years of experience in portfolio management. Prior to joining the Sub-adviser in 1991, he was a Trading
                                Manager at Fidelity Investments. Mr. Rosenfelder's educational background includes an MBA in
                                Finance from UCLA Anderson School of Management and a BS Degree in Accounting from
                                California State University, Los Angeles.

                                Mr. Tim Ruiz, Vice President & Senior Portfolio Manager, is responsible for analyzing investments in finance, energy, basic materials, REITS and utilities. In addition, Mr. Ruiz is a trader of the Sub-adviser's investment portfolios. Mr. Ruiz has over 15 years of experience in portfolio management. Prior to joining the Sub-adviser in 1992, he was an Investment Assistant at Columbia Savings & Loan/Resolution Trust Co. Mr. Ruiz holds a BS Degree in Finance from
                                California State University, Los Angeles.

Sub-Adviser                   Portfolio Managers
-----------                   ----------------------------------------------------------------------------------------------
TWIN Capital Management, Inc. Mr. Geoffrey Gerber, Ph.D. and Mr. Christopher Erfort, CFA co-manage the Fund's assets allocated to the Sub-Adviser for management. Mr. Gerber co-founded the Sub-Adviser in 1990 and serves as the Sub-Adviser's President. Mr. Erfort has been with the Sub-Adviser since
                              January 1997. During the last five years, he has served primarily as the Sub-Adviser's Head
                              Trader and Co-Portfolio Manager. Mr. Erfort is currently Vice President, Head Trader, and Co-
                              Portfolio Manager.

Yacktman Asset Management Co. Mr. Don Yacktman and Mr. Stephen Yacktman co-manage the Fund's assets allocated to the
                              Sub-Adviser for management. Mr. Don Yacktman founded the Sub-Adviser in 1992 and serves as the Sub-Adviser's President and Co-Chief Investment Officer and Co-Portfolio Manager of the
                              other mutual funds for which the Sub-Adviser provides advisory services. Mr. Stephen Yacktman joined the Sub-Adviser in 1993 and is its' Co-Chief Investment Officer and Senior Vice
                              President. He is also the Co-Portfolio Manager of two other mutual funds for which the Sub-
                              adviser provides advisory services.


The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager's ownership of Fund shares.

Other Service Providers


Citigroup Fund Services, LLC provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with Absolute, any Sub-Adviser or with Citigroup or its affiliates.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions to the Fund.

The Distributor and FCS are not affiliated with the Adviser or with Citigroup or its affiliates.


Fund Expenses


The Fund pays expenses out of its own assets. Expenses of each share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. Absolute or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund class. Any fee waiver or expense reimbursement increases investment performance of the Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Your Account


 How to Contact the Fund                General Information
 -----------------------                -------------------------------------
 Write to us at:                        You may purchase or sell (redeem)
     Absolute Strategies Fund           shares of a Fund class on each
     P.O. Box 446                       weekday that the New York Stock
     Portland, Maine 04112              Exchange is open. Under unusual
                                        circumstances, a Fund class may
 Overnight address:                     accept and process shareholder orders
     Absolute Strategies Fund           when the New York Stock Exchange is
     Three Canal Plaza                  closed if deemed appropriate by the
     Ground Floor                       Trust's officers.
     Portland, Maine 04101
                                        You may purchase or sell (redeem)
 Telephone us at:                       shares of each Fund class at the NAV
     (888) 992-2765 (toll free)         of a share of that Fund class next
     (888) 99-ABSOL-UTE (toll free)     calculated plus any applicable sales
                                        charge (or minus any applicable sales
 Wire investments (or ACH payments) to: charge or redemption/exchange fee in
     Citibank, N.A.                     the case of redemptions or exchanges)
     New York, New York                 after the transfer agent receives
     ABA #021000089                     your request in proper form (as
                                        described in this Prospectus on pages
 For Credit to:                         XX through XX). For instance, if the
     Citigroup Fund Services, LLC       transfer agent receives your
     Account # 305 76692                purchase, redemption, or exchange
     Re: (Absolute Strategies Fund)     request in proper form after 4:00
     (Your Class of Shares)             p.m. Eastern time, your transaction
     (Your Name)                        will be priced at the next business
     (Your Account Number)              day's NAV of the relevant Fund class
                                        plus any applicable sales charge (or
                                        minus any applicable sales charge or
                                        redemption/exchange fee in the case
                                        of redemptions or exchanges). The
                                        Fund cannot accept orders that
                                        request a particular day or price for
                                        the transaction or any other special
                                        conditions.

                                        The Fund does not issue share
                                        certificates.

                                        If you purchase shares directly from
                                        a Fund, you will receive quarterly
                                        statements detailing Fund balances
                                        and all transactions completed during
                                        the prior [month/quarter] and a
                                        confirmation of each transaction.
                                        Automatic reinvestments of
                                        distributions and systematic
                                        investments/withdrawals may be
                                        confirmed only by quarterly
                                        statement. You should verify the
                                        accuracy of all transactions in your
                                        account as soon as you receive your
                                        confirmations and quarterly
                                        statements.

                                        The Fund reserves the right to waive
                                        minimum investment amounts and may
                                        temporarily suspend (during unusual
                                        market conditions) or discontinue any
                                        service or privilege, including
                                        systematic investments and
                                        withdrawals, wire redemption
                                        privileges, telephone redemption
                                        privileges and exchange privileges.

                                        When and How NAV is Determined Each
                                        Fund class calculates its NAV as of
                                        the close of the New York Stock
                                        Exchange (normally 4:00 p.m., Eastern
                                        time) on each weekday except days
                                        when the New York Stock Exchange is
                                        closed. Under unusual circumstances,
                                        each Fund class may accept and
                                        process shareholder orders and
                                        calculate an NAV when the New York
                                        Stock Exchange is closed if deemed
                                        appropriate by the Trust's officers.
                                        The time as of which the NAV is
                                        calculated may change in case of an
                                        emergency. The NAV of each Fund class
                                        is determined by taking the market
                                        value of that Fund class' total
                                        assets, subtracting the Fund class'
                                        liabilities, and then dividing the
                                        result (net assets) by the number of
                                        outstanding shares of the Fund class.
                                        Since the Fund invests in securities
                                        that may trade in foreign markets on
                                        days other than a Fund business day,
                                        the value of the Fund's portfolio may
                                        change on days that shareholders will
                                        not be able to purchase or redeem
                                        Fund Shares.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closed early,
(ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or
(iii) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund may invest in foreign securities, the securities of smaller companies and derivatives. Foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time as of which the Fund values its portfolio securities, which may effect the value of such securities. Securities of smaller companies and certain derivatives are also more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.

Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Transactions through Third Parties Certain financial institutions may be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund or the classes thereof. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

Absolute may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares ("Financial Institutions"). Absolute may, at its own expense, compensate the Financial Institutions in connection with the sale or expected sale of Fund shares and it may sponsor various promotional activities held by the financial institutions to promote sales of the Fund.

Certain Financial Institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through such companies. Absolute or the Fund (if approved by the Board) may pay fees to these Financial Institutions for their services. Absolute may also compensate a Financial Institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the Financial Institution about the Fund and shareholder financial planning needs, providing placement on the Financial Institution's list of offered funds, counseling on the preparation of sales material and presentations and access to sales meetings, and arranging access to sales representatives and management representatives of the Financial Institution. Such payments may create an incentive for the Financial Institutions to recommend that you purchase Fund shares.

Details regarding payments made to Financial Institutions for marketing support services are contained in the SAI and is incorporated herein. Contact your Financial Institution for additional information.

Anti-Money Laundering Program Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Buying Shares

How to Make Payments All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

   Checks For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Absolute Strategies Fund" or to one or more owners of the account and endorsed to "Absolute Strategies Fund." A $20 charge may be imposed on any returned checks.

   ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

   Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The Fund accepts investments in the following minimum amounts:

                                                 Minimum           Minimum
                                                 Initial          Additional
                                              Investment/(1)/   Investment/(1)/
                                              --------------    --------------
Institutional Shares
   All Accounts                                 $1,000,000/(2)/      None
A Shares and C Shares
   Standard Accounts                            $   10,000          $ 100
   Traditional and Roth IRA Accounts            $    1,000          $ 100
   Accounts with Systematic Investment Plans    $    1,000          $  50
   Qualified Retirement Plans                   $    1,000          $ 100

--------
(1) See "General Information - Transactions through Third Parties" for information regarding investment minimums if you are purchasing shares through a financial institution.
(2) No initial or subsequent investment minimum for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs;
    (2) employee benefit plans like 401(k) retirement plans; and (3) mutual fund platforms. No initial or subsequent investment minimum for Trustees or officers of the Trust, directors, officers and employees of Absolute or the distributor or any of their affiliates, or the spouse, sibling, direct ancestor, or direct descendent (collectively, "relatives") of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.


The Fund Reserves the right to waive minimum amounts, if deemed appropriate by Fund officers.


Account Requirements

 Type of Account                        Requirement
 ---------------                        -------------------------------------

 Individual, Sole Proprietorship and    .   Instructions must be signed by
 Joint Accounts                             all persons required to sign
 Individual accounts and sole               exactly as their names appear on
 proprietorship accounts are owned by       the account.
 one person. Joint accounts have two
 or more owners (tenants).              .   Provide a power of attorney or
                                            similar document for each person
                                            that is authorized to open or
                                            transact business for the account
                                            if not a named account owner.


 Gifts or Transfers to a Minor (UGMA,   .   Depending on state laws, you can
   UTMA)                                    set up a custodial account under
 These custodial accounts provide a         the UGMA or the UTMA.
 way to give money to a child and
 obtain tax benefits.                   .   The custodian must sign
                                            instructions in a manner
                                            indicating custodial capacity.


 Business Entities                      .   Provide certified articles of
                                            incorporation, a government-
                                            issued business license or
                                            certificate, partnership
                                            agreement or similar document
                                            evidencing the identity and
                                            existence of the business entity.

                                        .   Submit a secretary's (or similar)
                                            certificate covering incumbency
                                            and authority.

 Trusts                                 .   The trust must be established
                                            before an account can be opened.

                                        .   Provide the first and signature
                                            pages from the trust document
                                            identifying the trustees.

                                        .   Provide a power of attorney or
                                            similar document for each person
                                            that is authorized to open or
                                            transact business in the account
                                            if not a trustee of the trust.

Account Application and Customer Identity Verification To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in the Fund's sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under its Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Investment Procedures

 How to Open an Account                 How to Add to Your Account
 ----------------------                 -------------------------------------
 By Check                               By Check

 .   Call, write us, or visit our       .   Fill out an investment slip from
     website for an account application     confirmation or write us a letter

 .   Complete the application (and      .   Write your account number on your
     other required documents)              check

 .   Mail us your application (and      .   Mail us the slip (or your letter)
     other required documents) and a        and the check
     check


 By Wire                                By Wire

 .   Call, write us, or visit our       .   Instruct your financial
     website for an account application     institution to wire your money to
                                            us
 .   Complete the application (and
     other required documents)          .   Ensure financial institution
                                            includes your Fund account number
 .   Call us to fax the completed           on the wire instructions
     application (and other required
     documents) and we will assign you
     an account number

 .   Mail us your original application
     (and other required documents)

 .   Instruct your financial
     institution to wire your money to
     us

 By ACH Payment                         By Systematic Investment

 .   Call, write us, or visit our       .   Complete the systematic
     website for an account application     investment section of the
                                            application
 .   Complete the application (and
     other required documents)          .   Attach a voided check to your
                                            application
 .   Call us to fax the completed
     application (and other required    .   Mail us the completed application
     documents) and we will assign you      and voided check
     an account number
                                        .   We will electronically debit the
 .   Mail us your original application      purchase amount from the
     (and other required documents)         financial institution account
                                            identified on your account
 .   We will electronically debit the       application
     purchase amount from the
     financial institution account
     identified on your account
     application

Systematic Investments You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.


Frequent Trading Because of the Fund's low volatility and numerous portfolio holdings, generally the Fund is not susceptible to market timing. Thus, the Fund does not prohibit frequent trading by Fund shareholders. In the event Fund shareholders do frequently trade the Fund, the Fund may incur increased costs including increased transaction costs.

The fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.


Canceled or Failed Payments The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

Selling Shares


Redemption orders received in good order are processed promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                     How to Sell Shares from Your Account

By Mail

..   Prepare a written request including:

    .  Your name(s) and signature(s)

    .  Your account number

    .  The Fund name and class

    .  The dollar amount or number of shares you want to sell

    .  How and where to send the redemption proceeds

..   Obtain a signature guarantee (if required)

..   Obtain other documentation (if required)

..   Mail us your request and documentation

By Wire or ACH


..   Wire redemptions are only available if your redemption is for $5,000 or more (except for systematic withdrawals) and you did not decline wire or ACH redemption privileges on your account application


..   Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or

    .  Mail us your request (See "By Mail")

By Telephone

..   Call us with your request (unless you declined telephone redemption privileges on your account application)

..   Provide the following information:

    .  Your account number

    .  Exact name(s) in which the account is registered

    .  Additional form of identification

..   Redemption proceeds will be:

    .  Mailed to you or

    . Electronically credited to your account at the financial institution identified on your account application.

Systematically

..   Complete the systematic withdrawal section of the application

..   Attach a voided check to your application

..   Mail us your completed application

..   Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

Wire and ACH Redemption Privileges You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, except for systematic withdrawals.

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market changes. If you are not able to reach the Fund by phone, you may overnight your redemption order.

Systematic Withdrawals You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

Signature Guarantee Requirements To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

       Written requests to redeem $100,000 or more;

       Changes to a shareholder's record name;

       Redemptions from an account for which the address or account registration has changed within the last 30 days;

       Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

       Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

       Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

Small Accounts With respect to the Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares and C Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares and C Shares, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

Redemptions In Kind The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).


Lost Accounts The transfer agent may consider your account "lost" if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account may be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) for distributions or that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks may be canceled. However, checks will not be reinvested into accounts with a zero balance, but may be held in an account for a period of time until the Transfer Agent locates you.

Choosing a Share Class

The following is a summary of the differences between Institutional Shares, A Shares and C Shares of the Fund:


Institutional Shares                                    A Shares                                 C Shares
--------------------                     ---------------------------------------  ----------------------------------------

Designed for pension and profit-sharing  .   Designed for retail investors        .   Designed for retail investors
plans, employee benefit trusts,              investing individually or through        investing individually or through
endowments, foundations and                  financial institutions                   financial institutions
corporations, as well as high net worth
individuals and financial                .   Initial sales charge of 4.50% or     .   Higher expense ratio than A Shares
intermediaries who are willing to            less                                     due to higher Rule 12b-1 fees
maintain a minimum account balance of
$1,000,000 and omnibus accounts          .   Deferred sales charge of 1.00% on    .   No initial or deferred sales charges
maintained by financial institutions         purchases of $1 million or more
for the benefit of their clients who         liquidated in whole or in part       .   Rule 12b-1 fees to participating
purchase shares through investment           within one year of purchase. A           financial institutions are accrued
programs such as (1) fee-based advisory      deferred sales charge will be            immediately on a daily basis and
programs; (2) employee benefit plans         assessed on purchases liquidated         are paid at least quarterly
like 401(k) retirement plans; and            during the period beginning in the
(3) mutual fund platforms. Also              13th month and ending in the 24th
designed for retail investors investing      month of purchase as follows: 1.00%
through fee based financial advisers.        for purchases of $1 million but
                                             less than $3 million, 0.50% for
..   No initial or deferred sales             purchases of $3 million but less
    charges or Rule 12b-1 fees               than $5 million, and 0.25% for
                                             purchases of $5 million or more
..   Lower expense ratio than A Shares
    and C Shares                         .   Lower expense ratio than C Shares
                                             due to lower Rule 12b-1 fees

                                         .   Rule 12b-1 fees to participating
                                             financial institutions are accrued
                                             immediately on a daily basis and
                                             are paid at least quarterly


Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial advisor in order to help you determine which class is most appropriate for you.


The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares. This information is also available, free of charge, on the Fund's website located at www.absoluteadvisers.com. No sales charges are assessed on purchases or sales of Institutional Shares or C Shares.

Front-End Sales Charge Schedule - A Shares

An initial sales charge is assessed on purchases of A Shares as follows:

                                    Sales Charge (Load) as % of/(1)/:
                                    ---------------------------------
                                        Public        Net Asset       Reallowance
Amount of Purchase                  Offering Price      Value              %
------------------                  --------------    ---------       -----------
$10,000 but less than $100,000           4.50%          4.71%            4.00%
$100,000 but less than $250,000          3.50%          3.63%            3.00%
$250,000 but less than $500,000          2.50%          2.56%            2.25%
$500,000 but less than $1 million        1.50%          1.52%            1.25%
$1 million but less than $3 million      0.00%          0.00%/(2)/       0.00%
$3 million but less than $5 million      0.00%          0.00%/(2)/       0.00%
$5 million and up                        0.00%          0.00%/(2)/       0.00%

--------
/(1)/ Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
/(2)/ No initial sales charge applies on purchases of $1 million or more. A
      CDSC of up to 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within on year of purchase. A CDSC will be charged on shares liquidated in whole or in part during the period beginning in the 13th month and ending in the 24th month of purchase as follows: 1.00% for purchases of $1 million but less than $3 million, 0.50% for purchases of $3 million but less than $5 million, and 0.25% for purchases of $5 million or more.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

Contingent Deferred Sales Charge Schedule and Sales Commission Payments by Distributor - A Shares A CDSC of up to 1.00% will be charged on purchases of A Shares of $1 million or more that are liquidated in whole or in part within one year of purchase. A CDSC will be charged on shares liquidated during the period beginning in the 13th month and ending in the 24th month of purchase as follows: 1.00% for purchases of $1 million but less than $3 million, 0.50% for purchases of $3 million but less than $5 million, and 0.25% for purchases of $5 million or more.

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays the following sales commissions (as a percentage of the offering price) to brokers that initiate and are responsible for purchases of $1 million or more of A Shares: 1.00% for purchases of $1 million but less than $3 million, 0.50% for purchases of $3 million but less than $5 million, and 0.25% for purchases of $5 million or more. The distributor does not pay an upfront sales commission for purchases of C Shares. For Rule 12b-1 payments, see "Rule 12b-1 Distribution and Shareholder Service Fees."

Reduced Sales Charges You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sale charge under ROA, the Fund or its agent will combine the value of your current purchase with Fund shares (as of the Fund's prior business day) that were purchased previously for accounts
(i) in your name, (ii) in the name of your spouse, (iii) in the name of you and your spouse (iv) in the name of your minor child under the age of 21, and
(v) sharing the same mailing address ("Accounts").

To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must also provide the Fund or its agent with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

   Information or records regarding Fund shares held in all accounts in your name at the transfer agent;

   Information or records regarding Fund shares held in all accounts in your name at a financial intermediary; and

   Information or records regarding Fund shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in A Shares in Accounts within a period of thirteen months after the date of the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you will be charged Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of A Shares as if such purchases were executed in a single transaction.

Accounts subject to the LOI must be specifically identified in the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you will be charged Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of A shares as if such purchases were executed in a single transaction.

Elimination of Initial Sales Charges Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

   A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC;

   Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;

   Trustees and officers of the Trust; directors, officers and full-time employees of Absolute, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;

   Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts); and

   Any person who exchanges into the Fund from another mutual fund for which Absolute provides advisory services.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

Rule 12b-1 Distribution and Shareholder Service Fees The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor up to 0.35% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares for distribution services and the servicing of shareholder accounts. Rule 12b-1 payments to participating financial institutions begin to accrue immediately on a daily basis for both A Shares and C Shares and are paid at least quarterly. Although the plan provides for payments of up to 0.35% on A shares, the Board, however, currently limits payments on A shares to 0.25% of average daily net assets.

The plan provides for the payment of both asset-based distribution fees and shareholder service fees. For C Shares, payments under the plan include 0.75% for distribution and 0.25% for responding to shareholder inquiries regarding the Fund's investment objective, policies and other operational features. Because A Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to Absolute or other financial institutions that provide distribution and shareholder services with respect to A Shares and C Shares.

Exchange Privileges

You may exchange your Fund shares for shares of certain other mutual funds for which Absolute provides advisory services. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.



Requirements You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (See "Investment Procedures - Limitations on Frequent Purchases). You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                How to Exchange

By Mail

..  Prepare a written request including:

    .  Your name(s) and signature(s)

    .  Your account number

    .  The Fund name (and class) you are exchanging

    .  The dollar amount or number of shares you want to sell (and exchange)

.. Open a new account and complete an account application if you are requesting different shareholder privileges

..  Obtain a signature guarantee, if required

..  Mail us your request and documentation

By Telephone

.. Call us with your request (unless you declined telephone redemption privileges on your account application)

..  Provide the following information:

    .  Your account number

    .  Exact name(s) in which account is registered

    .  Additional form of identification

Retirement Accounts

You may invest in Fund shares through IRA accounts sponsored by Absolute, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Other Information

Distributions

The Fund declares distributions from net investment income at least semi-annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

Distributions reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on the transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability once you provide the required information or certification. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.


After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Organization

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations if less than 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions. The information for the year ended March 31, 2007, has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


See insert A.

                           Absolute Strategies Fund

                             Institutional Shares

                                   A Shares

                                   C Shares

                             For More Information
                          Annual/Semi-Annual Reports

Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  Statement of Additional Information ("SAI")

 The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the
                                   Fund at:

                           Absolute Strategies Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                          (888) 992-2765 (toll free)
                         (888) 99-ABSOLUTE (toll free)

                                  Distributor
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                           http://www.foresides.com/

 The Fund's prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Fund's website at www.absoluteadvisers.com.

                Securities and Exchange Commission Information

 You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
  Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

 Fund information, including copies of the annual/semi-annual reports and the
            SAI, is available on the SEC's website at www.sec.gov.

                   Investment Company Act File No. 811-3023

Statement of Additional Information


August 1, 2007


Investment Adviser:                    Absolute Strategies Fund

Absolute Investment Advisers LLC
94 Station Street, Suite 202
Hingham, MA 02043

Account Information
and Shareholder Services:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, Maine 04112
(888) 992-2765
(888) 99-ABSOLUTE


This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 2007, as may be amended from time to time, offering Institutional, A and C Shares of Absolute Strategies Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the fiscal period ended March 31, 2007 are included in the Annual Report to shareholders and are incorporated by reference into, and legally part of, this SAI. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Table of Contents

Glossary                                                                     1

Investment Policies and Risks                                                2

Investment Limitations                                                      18

Management                                                                  20

Portfolio Transactions                                                      34

Purchase and Redemption Information                                         37

Taxation                                                                    40

Other Matters                                                               45

Appendix A - Description of Securities Ratings                              A-1

Appendix B - Other Accounts Managed by Fund Portfolio Manager               B-1

Appendix C - Miscellaneous Tables                                           C-1

Appendix D - Fund Proxy Voting Procedures                                   D-1

Appendix E - Adviser/Sub-Advisor Proxy Voting Procedures                    E-1

Glossary

As used in this SAI, the following terms have the meanings listed.

   "Accountant" means Citigroup.

   "Administrator" means Citigroup.

   "Absolute" means Absolute Investment Advisers LLC, the Fund's investment adviser.

   "Board" means the Board of Trustees of the Trust.

   "Citigroup" means Citigroup Fund Services, LLC.

   "CFTC" means Commodities Future Trading Commission.

   "Code" means the Internal Revenue Code of 1986, as amended.

   "Custodian" means Citibank, N.A.

   "Distributor" means Foreside Fund Services, LLC.

   "Fund" means Absolute Strategies Fund.

   "Independent Trustee" means a Trustee that is not an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

   "IRS" means Internal Revenue Service.

   "Moody's" means Moody's Investors Service.

   "NAV" means net asset value per share.

   "NRSRO" means a nationally recognized statistical rating organization.

   "SAI" means Statement of Additional Information.

   "SEC" means the U.S. Securities and Exchange Commission.

   "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

   "Sub-Adviser" means each of Aronson+Johnson+Ortiz, LP, Bernzott Capital Advisors, Contravisory Research & Management Corp., Horizon Asset Management, Inc., Kinetics Asset Management, Inc., Kovitz Investment Group, LLC, Loomis, Sayles & Company, L.P., Metropolitan West Asset Management, LLC, Mohican Financial Management, LLC, SSI Investment Management, Inc., TWIN Capital Management, Inc., and Yacktman Asset Management Co.

   "Transfer Agent" means Citigroup.

   "Trust" means Forum Funds.

   "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   "1933 Act" means the Securities Act of 1933, as amended.

   "1940 Act" means the Investment Company Act of 1940, as amended.

1. Investment Policies and Risks

The Fund is a non-diversified series of the Trust. The Fund offers three classes: Institutional Shares, A Shares and C Shares. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

A. Equity Securities

1.  Common and Preferred Stock

General. The Fund may invest in the common stock of companies. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.


2.  Convertible Securities and Convertible Arbitrage

General. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, each Sub-Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Convertible Arbitrage. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. The Fund may also seek to hedge interest rate exposure under some circumstances or use certain strategies to maintain a sector and market neutral portfolio. The average grade of bond in a portfolio is typically below investment grade with individual ratings ranging from AA to CCC. However, as the default risk of the company is hedged by shorting the underlying common stock, the risk is considerably better than the rating of the unhedged bond indicates.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible arbitrage is subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities.

Security Ratings Information. The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of a Sub-Adviser to do so.


3.  Warrants and Rights

General. The Fund may invest in warrants and rights. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

Risks. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.  Depositary Receipts

General. The Fund may invest in depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

5.  Real Estate Investment Trusts

General. The Fund may purchase real estate investment trusts ("REITs"). A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.

Risks. Because REITs have on-going operating fees and expenses, which may include management, operating and administration expenses, REIT shareholders including the Fund will bear a proportionate share of those expenses in addition to the expenses of the Fund.

B. Fixed Income Securities

1.  General

U.S. Government Securities. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Corporate Debt Obligations. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

Government and Agency Mortgage-Backed Securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Farmers' Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHMLC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

Privately Issued Mortgage-Backed Securities. The Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Mortgage Obligations. The Fund may invest in collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA ("Mortgage Assets"). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

Municipal Securities. The Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Variable and Floating Rate Securities. The Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when Absolute believes the interest income from the instrument justifies any principal risks associated with the instrument. Absolute may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that Absolute will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. Absolute monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Zero-Coupon Securities. The Fund many invest in zero-coupon securities. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of the Fund (and thus an investor's) as the income accrues, even though payment has not been received. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an Sub-Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Financial Institution Obligations. The Fund may invest in financial institution obligations. Obligations of financial institutions include certificates of deposit, bankers' acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Portfolio but may be subject to early withdrawal penalties which could reduce a Portfolio's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Portfolio's right to transfer a beneficial interest in the deposits to third parties.

The Fund may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the United States; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

2.  Risks

General. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

Interest Rates. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates.
There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Credit. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of a Sub-Adviser to do so.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Absolute may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, Absolute will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of Absolute to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or
(2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Non-US Dollar Denominated Securities. The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community);
(3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

C. Foreign Securities

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability;
(2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Markets. If the Fund invests in emerging markets, markets that can have more risk than investing in developed foreign markets, an investment in the Fund may have the following additional risks:

     Information about the companies in these countries is not always readily available;

     Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;

     Greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

     The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

     Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets;

     Emerging markets may impose restrictions on the Fund's ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund;

     Certain emerging markets impose constraints on currency exchange and some currencies in emerging may have been devalued significantly against the U.S. dollar;

     Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund's investments; and

     Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

D. Foreign Currencies Transactions

1.  General

Investments in foreign companies will usually involve currencies of foreign countries. The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes. The Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

2.  Risks

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if Absolute is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

E. Options and Futures

1.  General

The Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase or in order to offset the effects of general stock market movements.

Specifically, the Fund may purchase or write options on securities in which it may invest, on market indices based in whole or in part on such securities or on commodities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. The Fund may invest in futures contracts on securities in which it may invest, market indices based in whole or in part on securities in which the Fund may invest and on commodities. The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.


If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) offsetting ("covered") positions; or (2) cash, receivables and liquid debt or equity securities equal to the value of the positions less any proceeds and/or margin on deposit. Offsetting covered positions may include holding the underlying securities or holding other offsetting liquid securities believed likely to substantially replicate the movement of the future or option investment. Offsetting covered positions also may include an offsetting option or futures contract. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets"). Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Fund is not subject to registration or regulation as a pool operator under the Act.

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices. An index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index cash options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. An index cash option involves the delivery of cash equal to the difference between the exercise price and the closing price of the index.

Options on Foreign Currency. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

2.  Risks of Options Transactions

There are certain investment risks associated with options transactions. These risks include: (1) dependence on a Sub-Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective;
(3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

3.  Risks of Futures Contracts and Options on Futures

The risk of loss in trading futures contracts and in writing options on futures contracts can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. Futures prices are affected by and may respond rapidly to a variety of factors including (but not limited to) market reports, news reports, interest rates, national and international political and economic events, weather and domestic or foreign trades, monetary or fiscal policies and programs. Such rapid response might include an opening price on an affected futures contract sharply higher or lower than the previous day's close. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so thus causing the Fund to incur a loss. In addition, on the settlement date, the Fund may be required to make delivery of the instruments underlying the futures positions it holds.

The Fund could suffer losses if it is unable to close out a futures contract or options on futures contract because of an illiquid secondary market. Futures contracts and options on futures contracts may be closed out only on an exchange, which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

The Fund bears the risk that Absolute will incorrectly predict future market trends. If Absolute attempts to use a futures contract or an option on a futures contract as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

F. Leverage Transactions

1.  General

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, purchasing securities on margin (borrowing money from a bank to purchase securities), selling securities short (selling securities that are now owned), lending portfolio securities, entering into repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when Absolute or Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

Borrowing. The Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Short Sales. To sell short, the Fund will borrow the security from a broker, sell it and maintain the proceeds of the transaction in its brokerage account. The broker will charge the Fund interest during the period it borrows the security. The Fund may close the short sale by purchasing the security in the open market at the market price. If the proceeds received from the short sale (less the interest charges) exceed the amount paid for the security, the Fund will incur a gain on the transaction. If the proceeds received from the short sale (less the interest charges) are less than the amount paid for the security, the Fund will incur a loss on the transaction. Employing a long/short strategy is speculative and involves a high degree of risk, particularly when used for non-hedging purposes.

Securities Lending and Repurchase Agreements. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements that are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements that must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities and Forward Commitments. The Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

Dollar Roll Transactions. Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios. The Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

2.  Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Accounts. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with that Fund's Custodian in the prescribed amount. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

G. Illiquid and Restricted Securities

1.  General
The Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days;
(2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.  Risks

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Sub-Adviser to be liquid, can become illiquid.

3.  Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Sub-Advisors, pursuant to guidelines approved by the Board. Each Sub-Adviser determines and monitors the liquidity of Fund assets under management and reports periodically on its decisions to the Board. A Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and
(4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, a Sub-Adviser may determine that the securities are not illiquid.

H. Investment Company Securities

1.  Open-End and Closed-End Investment Companies

General. The Fund may invest in shares of open-end and closed-end investment companies, including those managed by more or more Sub-Advisers or their affiliates. Shares owned in an exchange traded fund that have received exemptive relief from the SEC that permits other mutual funds to invest in the shares without limitation are excluded from this limitation.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

I. Temporary Defensive Position

The Fund may invest in high quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in high quality money market instruments. High quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by Absolute or a Sub-Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

J. Core and Gateway(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2. Investment Limitations

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A. Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. The Fund may not:

1.  Borrowing Money

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

2.  Concentration

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.  Underwriting Activities

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.  Making Loans

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5.  Purchases and Sales of Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

6.  Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.  Issuance of Senior Securities

Issue senior securities except pursuant to Section 18 of the 1940 Act.

B. Non-Fundamental Limitations

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1.  Securities of Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act and applicable SEC no-action and exemptive relief.

2.  Exercising Control of Issuers

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

3.  Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as:
(1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3. Management

A. Trustees and Officers of the Trust


The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another registered investment company (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds. John
Y. Keffer is also an interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.



Name                          Position                 Length                         Principal Occupation(s)
and Year of                   with the                 of Time                                 During
Birth                          Trust                   Served                               Past 5 Years
-----------           ------------------------   -------------------   ------------------------------------------------------
Interested Trustee
J. Michael Parish     Chairman of the Board;     Trustee since 1989    Retired; Partner, Wolf, Block, Schorr and Solis-Cohen
Born: 1943            Trustee; Chairman,         (Chairman since       LLP (law firm) 2002 - 2003; Partner, Thelen Reid &
                      Compliance Committee,      2004)                 Priest LLP (law firm) from 1995 - 2002.
                      Nominating Committee and
                      Qualified Legal
                      Compliance Committee

Costas Azariadis      Trustee; Chairman,         Since 1989            Professor of Economics, Washington University
Born: 1943            Valuation Committee                              (effective 2006); University of California-Los Angeles
                                                                       1992- 2006.

James C. Cheng        Trustee; Chairman, Audit   Since 1989            President, Technology Marketing Associates (marketing
Born: 1942            Committee                                        company for small and medium sized businesses in New
                                                                       England).
Independent Trustees

John Y. Keffer        Trustee; Chairman,         Since 1989            President, Forum Foundation (a charitable
Born: 1942            Contracts Committee                              organization) since 2005; President, Forum Trust, LLC
                                                                       (a non-depository trust company) since 1997;
                                                                       President, Citigroup Fund Services, LLC ("Citigroup")
                                                                       2003-2005; President, Forum Financial Group, LLC
                                                                       ("Forum"), (a fund services company acquired by
                                                                       Citibank, N.A. in 2003).

                          Position                Length                          Principal Occupation(s)
Name,                     with the               of Time                                   During
Age and Address            Trust                  Served                                Past 5 Years
---------------      ------------------- ------------------------  ------------------------------------------------------
Officers
Simon D. Collier     President;          Since 2005                President, Foreside Financial Group, since April 2005;
Born: 1961           Principal                                     President, Foreside Services, Inc. (a staffing
                     Executive                                     services firm) since December 2006; President,
                     Officer                                       Foreside Compliance Services, LLC, since October 2005;
                                                                   President, Foreside Management Services, LLC, since
                                                                   December 2006; Chief Operating Officer and Managing
                                                                   Director, Global Fund Services, Citigroup 2003-2005;
                                                                   Managing Director, Global Securities Services for
                                                                   Investors, Citibank, N.A. 1999-2003.

Trudance L.C. Bakke  Treasurer;          Since 2005                Director, Foreside Compliance Service, LLC since 2006;
Born: 1971           Principal           (Principal Financial      Product Manager, Citigroup 2003-2006; Senior Manager
                     Financial           Officer since August      of Corporate Finance, Forum 1999 - 2003.
                     Officer             2006)

Beth P. Hanson       Vice                Since 2003                Relationship Manager, Citigroup since 2003;
Born: 1966           President/Assistant                           Relationship Manager, Forum 1999-2003.
                     Secretary

Sara M. Morris       Vice President      Since 2004                Director and Relationship Manager, Citigroup since
Born: 1963                                                         2004; Chief Financial Officer, The VIA Group, LLC
                                                                   (strategic marketing company) 2000 - 2003.


B. Trustee Ownership in the Fund and in Family of Investment Companies


                                                        Aggregate Dollar Range of
                                                      Ownership as of December 31,
                       Dollar Range of Beneficial     2006 in all Funds Overseen by
                       Ownership in the Fund as of      Trustee in the Family of
Trustees                    December 31, 2006             Investment Companies
--------              -----------------------------   -----------------------------
Interested Trustees
John Y. Keffer                    XXXX                            XXXX

Independent Trustees

Costas Azariadis                  XXXX                            XXXX
James C. Cheng                    XXXX                            XXXX
J. Michael Parish                 XXXX                            XXXX

C. Ownership of Securities of Absolute and Related Companies


As of December 31, 2006, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of Absolute, any Sub-Adviser, the distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with Absolute, any Sub-Adviser or the distributor.


D. Information Concerning Trust Committees

1.  Audit Committee


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended
March 31, 2007, the Audit Committee met seven times.


2.  Nominating Committee


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders. During the fiscal year ended March 31, 2007, the Nominating Committee did not meet.


3.  Valuation Committee


The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and the senior officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the twelve month period ended March 31, 2007, the Valuation Committee met three times.


4.  Qualified Legal Compliance Committee


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended March 31, 2007, the QLCC did not meet.


5.  Contracts Committee


The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. The Contracts Committee did not meet during the fiscal year ended March 31, 2007.


6.  Compliance Committee


The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. The Compliance Committee did not meet during the fiscal year ended March 31, 2007.


E. Compensation of Trustees and Officers

Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended ($750 for the Chairman) and $1,500 for each major special Board meeting attended ($2,250 for the Chairman) whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following tables set forth fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Citigroup provides services, for the Fund's fiscal year ending March 31, 2007.



                                                              Total
                                                          Compensation
                           Compensation from             from Trust and
 Trustee                         Fund                     Fund Complex
 -------              ---------------------------  ---------------------------
 John Y. Keffer                  $XXX                        $XXXXX
 Costas Azariadis                $XXX                        $XXXXX
 James C. Cheng                  $XXX                        $XXXXX
 J. Michael Parish               $XXX                        $XXXXX


F. Investment Advisors

1.  Ownership of Absolute and Sub-Advisers

The following persons/entities control Absolute and each Sub-Adviser through equity interests.

Adviser                                  Controlling Persons/Entities
-------                                  -------------------------------------
Absolute Investment Advisers LLC         None

Sub-Advisers
------------
Aronson+Johnson+Ortiz, LP                Theodore R. Aronson

Bernzott Capital Advisors                Kevin Bernzott

Contravisory Research & Management Corp. George E. Noonan, William Noonan,
                                         Philip Noonan

Horizon Asset Management, Inc.           John Meditz

Kinetics Asset Management, Inc.          None

Kovitz Investment Group, LLC             Mitchell A. Kovitz, Jonathan A.
                                         Shapiro, Marc S. Brenner and Bruce A.
                                         Weininger

Sub-Advisers
------------

Loomis, Sayles & Company, L.P.    Sub-Adviser is a limited partnership whose
                                  general partner, Loomis, Sayles & Company,
                                  Inc., is a wholly-owned subsidiary of IXIS
                                  Asset Management Holdings, LLC ("IXIS
                                  Holdings"). IXIS Holdings is a wholly-owned subsidiary of IXIS Asset Management US
                                  Group, L.P. ("IXIS US Group"). IXIS US
                                  Group. owns the entire limited partnership interest in the Sub-Adviser. IXIS US Group.
                                  is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management
                                  Group is ultimately owned principally,
                                  directly or indirectly, by three large
                                  affiliated French financial services
                                  entities: the Caisse des Depot et
                                  Consignations ("CDC"), a public sector
                                  financial institution created by the French government in 1816; the Caisse Nationale des
                                  Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company.

Metropolitan West Asset           Majority owned by employees
  Management, LLC

Mohican Financial Management, LLC Eric C. Hage and Daniel C. Hage

SSI Investment Management, Inc.   John D. Gottfurcht, Amy Jo Gottfurcht and
                                  George Douglas

TWIN Capital Management, Inc.     Geoffrey Gerber

Yacktman Asset Management Co.     Donald Arthur Yacktman

2.  Information Regarding Portfolio Managers


Other Accounts Under Management Appendix B summarizes information provided by the Absolute and each Sub-Adviser regarding the number of other accounts managed by the Fund portfolio managers within the following categories and the total assets in the accounts as of March 31, 2007: registered investment companies, other pooled investment vehicles, and other accounts.


Portfolio Manager Ownership in the Fund


According to information provided by Absolute, each of the following Fund portfolio managers beneficially owned Fund shares as of March 31, 2007 in an amount within the referenced dollar range:



                                     Dollar Range of Beneficial Ownership in
Portfolio Manger                          the Fund as of March 31, 2007
----------------                    ------------------------------------------
Jay Compson                                             XX
Alec Petro                                              XX

Conflicts of Interest Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts:

   The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. A Sub-Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. Each Sub-Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

   If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, each Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

   With respect to securities transactions for clients, each Sub-Adviser determines which broker to use to execute each order. However, a Sub-Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, each Sub-Adviser has adopted procedures to help ensure best execution of all client transactions.

   Finally, the appearance of a conflict of interest may arise where a Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

Compensation The following compensation information has been provided by Absolute and each Sub-Adviser:

Adviser                                           Compensation
-------                           --------------------------------------------
Absolute Investment Advisers LLC  Base cash salary; Cash % of Sub-Adviser profits. The base salary is fixed. The cash
                                  % of profits is based on equity
                                  participation in the firm. Compensation is
                                  not based on the investment performance or
                                  assets of the Fund or other advisory
                                  accounts.
Sub-Advisers                                      Compensation
------------                      --------------------------------------------

Aronson+Johnson+Ortiz, LP         Base cash salary; Cash bonus; Cash % of
                                  Sub-Adviser profits; Cash contribution to
                                  Simplified Employee Pension Plan ("SEPP").
                                  The base salary is fixed. The cash bonus is discretionary (e.g. based on merit, but not based on the investment performance or assets of the Fund or other advisory accounts). The cash % of Sub-Adviser profits is based on equity participation in the Sub-Adviser. The contribution to the SEPP is equal to 15% of base salary up to $205,000.

Bernzott Capital Advisors         Base cash salary; Cash bonus; Cash % of
                                  Sub-Adviser profits. The base salary is
                                  fixed. A certain percentage of the cash
                                  bonus is fixed and certain percentage is discretionary (e.g. based on merit, but not based on the investment performance or assets of the Fund or other advisory accounts). The cash % of profits is based on equity participation in the firm.

Contravisory Research &           Base cash salary; Cash bonus. The base
  Management Corp.                salary is fixed. The cash bonus with respect
                                  the Fund is discretionary (e.g. based on merit, but not based on the performance of the Fund). The portfolio manager may receive compensation incentives that are based on performance with respect to other private funds and/or accounts, but not the Fund.

Horizon Asset Management, Inc.    Cash % of Sub-Adviser profits. The cash % of
                                  profits is based on equity participation in the Sub-Adviser. No compensation arrangements are based on account performance.

Kinetics Asset Management, Inc.   Base cash salary; Cash bonus; Cash % of
                                  Sub-Adviser profits. The base salary is
                                  fixed. The cash bonus is discretionary (e.g.
                                  based on merit, but not based on the
                                  investment performance or assets of the Fund or other advisory accounts). The cash % of profits is based on equity participation in the Sub-Adviser.

Adviser                                           Compensation
-------                           --------------------------------------------
Kovitz Investment Group, LLC      Base cash salary; cash bonus; cash % of
                                  Sub-Adviser profits. The base salary is
                                  fixed. The cash bonus is discretionary (e.g.
                                  based on merit, but not based on the
                                  investment performance or assets of the Fund or other advisory accounts). The cash % of profits is based on equity participation in the Sub-Adviser.

Loomis, Sayles & Company, L.P.    Loomis Sayles believes that portfolio
                                  manager compensation should be driven
                                  primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components - base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.

                                  Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Adviser                                           Compensation
-------                           --------------------------------------------

Loomis, Sayles & Company, L.P.    Variable compensation is an incentive-based
  (cont.)                         component and generally represents a
                                  significant multiple of base salary. It is based on four factors - investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group's Chief Investment
                                  Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

                                  While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for the Loomis Sayles Investment Grade Fixed Income Fund is the Lehman Aggregate Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager's relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

                                  Loomis Sayles uses both an external
                                  benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

Adviser                                           Compensation
-------                           --------------------------------------------
Loomis, Sayles & Company, L.P.    Loomis Sayles has developed and implemented
  (cont.)                         a long-term incentive plan to attract and
                                  retain investment talent. The plan
                                  supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

                                      .  the plan grants units that entitle
                                         participants to an annual payment
                                         based on a percentage of company
                                         earnings above an established
                                         threshold;

                                      .  upon retirement a participant will
                                         receive a multi-year payout for his
                                         or her vested units;

                                      .  participation is contingent upon
                                         signing an award agreement, which
                                         includes a non-compete covenant.

                                  Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

                                  Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

                                  Mr. Fuss also received fixed payments
                                  related to his continued service with the firm. These payments were made by the parent company of Loomis Sayles pursuant to an agreement entered into at the time of the parent company's acquisition of Loomis Sayles' previous parent company.

Adviser                                           Compensation
-------                           --------------------------------------------
Metropolitan West Asset           Metropolitan West Asset Management, LLC's
  Management, LLC                 ("MWAM") compensation program for its
                                  investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees.
                                  Compensation of investment professionals primarily reflects their ability to generate long-term investment success on behalf of Client accounts. Portfolio managers who serve as Partners in MWAM receive a salary plus a pro rata share of MWAM's profits (if any). Portfolio Managers who are not equity owners of MWAM receive an annual salary plus the possibility of cash bonus. In certain instances, an individual can serve as a Portfolio Manager and receive a cash salary plus bonus compensation based upon the revenue (or profit) received by the firm due to a specific product line. Investment professionals also receive contributions under MWAM's Profit Sharing/401(k) Plan. In general, MWAM's overall profitability determines the total amount of incentive compensation available to investment professionals.

                                  An investment professional's total
                                  compensation is determined through a
                                  subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (including that portion of the Fund allocated to the Sub-Adviser for management)(although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of MWAM's leadership criteria.

Mohican Financial Management, LLC Compensation consists solely of a fixed annual salary.

Sub-Advisers                                      Compensation
------------                      --------------------------------------------

SSI Investment Management, Inc.   Base cash salary; Cash bonus; Cash % of
                                  Sub-Adviser profits; Cash contribution to
                                  Retirement Benefit Plan. The base salary is fixed. The cash bonus is discretionary (e.g.
                                  based on merit, but not based on the
                                  investment performance or assets of the Fund or other advisory accounts). The cash % of profits is based on equity participation in the Sub-Adviser through an Incentive Stock
                                  Option Program (participation is at the
                                  direction of Sub-Adviser's Board of
                                  Directors). Cash contribution to the
                                  Retirement Plan is equal to a % of the
                                  annual compensation and may vary based on Sub-Adviser's overall performance. Although compensation is not directly tied to account performance, each portfolio manager's annual performance review compares individual performance to a model of portfolio and to investment sector performance.

Sub-Advisers                                      Compensation
------------                      --------------------------------------------

TWIN Capital Management, Inc.     Base cash salary; Cash bonus. The base
                                  salary is fixed. The cash bonus is
                                  discretionary (e.g. based on merit, but not directly based on the investment performance or assets of the Fund or other advisory accounts).

Yacktman Asset Management Co.     Base cash salary; Cash % of Sub-Adviser
                                  profits. The base salary is fixed. The cash
                                  % of profits is based on participation in the firm. Compensation is not based on the investment performance or assets of the Fund or other advisory accounts.

4.  Fees


The Adviser's fee is calculated as a percentage fee of the Fund's average daily net assets. The fee, if not waived, is accrued daily by the Fund and is assessed to each class based on average daily net assets for the previous month. Absolute's fee is paid monthly based on average daily net assets for the prior month. A Sub-Adviser's fee is calculated as a percentage of the Fund's average daily net assets allocated to the Sub-Advisor for management but is paid by Absolute and not the Fund.


In addition to receiving its advisory fee from the Fund, Absolute may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with Absolute with assets invested in the Fund, Absolute will credit an amount equal to all or a portion of the fees received by Absolute against any investment management fee received from you.

Table 1 in Appendix C shows the dollar amount of the fees paid to Absolute, the amount of fees waived by Absolute, and the actual fees retained by Absolute. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

5.  Other Provisions of Advisory Agreement

Absolute is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by Absolute on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, Absolute is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G. Distributor

1.  Distribution Services


The Distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, 1st Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of The National Association of Securities Dealers, Inc. Mr. Collier is an affiliate of the Trust and the Distributor as he serves as an officer of the Trust and has an ownership interest in the Distributor.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.


The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of each Fund (see "Purchases through Financial Institutions").

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions the sales charge paid by the purchasers of A Shares.

Table 2 in Appendix C shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor. The data are for the past three years (or shorter depending on the Fund's commencement of operations).

2.  Distribution Plan (A and C Shares)


The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor and any other entity authorized by the Board (collectively, "Payees") for distribution-related and/or shareholder services provided by the Payees, an aggregate fee equal to 0.35% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares. Although the plan provides for payments of up to 0.35% of the average daily net assets of A Shares, the Board currently limits payments to 0.25% of average daily net assets. The Payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity regarding C Shares. The plan is a core component of the ongoing distribution of A Shares and C Shares. Mr. Collier, an officer of the Trust, has a direct financial interest in the operations of the plan due to his ownership interests in the Distributor.


The plan provides that the Payees may incur expenses for distribution and service activities including but not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of Fund shares and
(2) providing services to holders of shares related to their investment in the Fund, including without limitation providing assistance in connection with responding to a Fund's shareholder inquiries regarding the Fund's investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a Payee who engages in or support the distribution of Fund shares, or who provides shareholder servicing such as responding to a Fund's shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Absolute or others in connection with the offering of Fund shares for sale to the public.

The plan requires the Payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made. The plan obligates the Fund to compensate Payees for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of A Shares or C Shares, as applicable, and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to A Shares or C Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of A Shares or C Shares, as applicable.

Table 3 in Appendix C shows the dollar amount of fees payable by the Fund to the Distributor or its agents under the plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the plan. The data provided are for the past year.

3.  Compliance Services


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO"),Principal Executive Officer, Principal Financial Officer, and an Anti-Money Laundering Compliance Officer ("AMLCO") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO, AMLCO and Certifying Officer and for providing the Compliance Services under the Compliance Agreement, the Distributor receives a fee from the Fund of $22,500 (allocated equally to all Trust series for which the Adviser provides management services), $5,000 per Fund [$5,000 per sub-adviser] and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay FCS directly for the Compliance Services rendered to the Funds.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO and Certifying Officer services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and certain related parties (such as officers of FCS or certain officers the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS's actions or omissions, except for any act or omission resulting from FCS's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 4 in Appendix C shows the dollar amount of the fees paid to FCS, the amount of the fee waived by FCS, and the actual fees retained by FCS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

H. Other Fund Service Providers

1.  Administrator

As Administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator administers the Trust's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Trust's tax returns, the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators; (4) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Trust's investment advisors in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the oversight of the Trust's counsel and with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

The Administration Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

The Fund pays Citigroup a bundled fee for administration, custody, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $500 million in Fund assets (0.05% on Fund assets in excess of $500 million. The base fee is subject to an annual minimum of $118,000. The Fund also pays Citigroup certain custody transaction charges and shareholder account fees.

Table 5 in Appendix C shows the dollar amount of the fees paid to Citigroup, the amount of the fee waived by Citigroup, and the actual fees retained by Citigroup. The data is for the past three fiscal years.

2.  Fund Accountant

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to the Fund including calculation of the Fund's NAV.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

The Fund pays Citigroup a bundled fee for administration, custody, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $500 million in Fund assets (0.05% on Fund assets in excess of $500 million. The base fee is subject to an annual minimum of $118,000. The Fund also pays Citigroup certain custody transaction charges and shareholder account fees.

Table 5 in Appendix C shows the dollar amount of the fees paid to Citigroup, the amount of the fee waived by Citigroup, and the actual fees retained by Citigroup. The data is for the past three fiscal years.

3.  Transfer Agent


As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at 3 Canal Plaza, Ground Floor, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.


4.  Custodian

The Custodian, pursuant to an agreement with the Trust safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The custodian is located at 388 Greenwich Street, New York, New York 10013.

5.  Legal Counsel


[...........................], passes upon legal matters in connection with the issuance of shares of the Trust.


6.  Independent Registered Public Accounting Firm


[...............................], is the Fund's independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

4. Portfolio Transactions

A. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, Absolute or Sub-Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, Absolute or Sub-Adviser may utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. Commissions Paid

Table 6 in Appendix C shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or Absolute or Sub-Adviser. The data presented are for the past three fiscal years.

C. Adviser Responsibility for Purchases and Sales

Absolute or a Sub-Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of Absolute or Sub-Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by a Sub-Adviser or Absolute in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

D. Choosing Broker-Dealers

Absolute and each Sub-Adviser seeks "best execution" for all portfolio transactions. This means that Absolute or a Sub-Adviser seeks the most favorable price and execution available. The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, Absolute or a Sub-Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker. Absolute or a Sub-Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Absolute or a Sub-Adviser may also give consideration to brokerage and research services furnished by brokers to Absolute or the Sub-Adviser and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Research is designed to augment Absolute's or a Sub-Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of Absolute's or a Sub-Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. Absolute's or a Sub-Adviser's fees are not reduced by reason of Absolute's or Sub-Adviser's receipt of research services. Since most of Absolute's or a Sub-Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since Absolute or Sub-Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit Absolute's or Sub-Adviser's clients and the Fund's investors.


Table 7 in Appendix C lists each broker to whom the Fund directed brokerage over the last three fiscal years in return for research services, the amount of transactions so directed and the amount of commissions earned by the broker therefrom.


F. Counterparty Risk

Absolute or a Sub-Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G. Transactions through Affiliates

Absolute or a Sub-Adviser may effect transactions through affiliates of Absolute or Sub-Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H. Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by Absolute or a Sub-Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in Absolute's or a Sub-Adviser's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by Absolute or a Sub-Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I. Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

J. Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix C lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.



K. Portfolio Holdings

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund's latest semi-annual report to shareholders or a copy of the Fund's latest Form N-Q which contains the Fund's portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.


In addition, the Fund's Adviser may make publicly available information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding). As well, the Fund's Adviser makes publicly available on a monthly basis, the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. The Fund's Adviser also provides a portfolio commentary. This holdings information is made available through the Fund or Adviser's website, marketing communications (including printed advertisements and sales literature), and/or the Fund's Transfer Agent telephone customer service center that supports the Fund. This quarterly holdings information is released within 15 days after the quarter end.


The Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund's operation that the Fund has retained them to perform. The Fund's Adviser, who manages the Fund's portfolio, has regular and continuous access to the Fund's portfolio holdings. In addition, the Fund's Adviser, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services
(ISS), mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Fund's Trustees and officers, legal counsel to a Fund and to the Independent Trustees, and the Fund's independent registered public accounting firm may receive portfolio holdings information on an as needed basis. Mailing services (ADP) and financial printers (currently RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter.

From time to time the Adviser also may disclose nonpublic information regarding the Fund's portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpubic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and
(3) upon request from the Adviser or the Fund, will return or promptly destroy the information. The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee's reasons for determining to permit such disclosure.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the adviser or any other party, by any service provider or any other person in connection with the disclosure of the Fund's portfolio holdings. With respect to the Trustees, its officers, the Adviser, the administrator and the distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. In addition, the Fund's service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.


The Fund's portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Fund's portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, principal underwriter or any affiliate of the Fund, the Adviser or principal underwriter will be reported to the Board for appropriate action.

There is no assurance that the Fund's portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information.


5. Purchase and Redemption Information

A.  General Information

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.  Additional Purchase Information

Shares of each Fund class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of the Fund class may be higher than the Fund class' NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In Absolute's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.  IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.  UGMAs/UTMAs

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3.  Purchases through Financial Institutions

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at a Fund class' NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the Financial Institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.


Absolute or the Distributor may enter into arrangements with Financial Institutions. Absolute may, at its own expense, compensate the Financial Institutions in connection with the sale or expected sale of Fund shares and it may sponsor various promotional activities held by the Financial Institutions to promote sales of the Fund.


Certain Financial Institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through retirement plans and other investment programs. A Financial Institution may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Absolute or the Fund (if approved by the Board) may pay fees to these Financial Institutions for their services.

Absolute may also compensate a Financial Institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the Financial Institution about the Fund and shareholder financial planning needs, providing placement on the Financial Institution's list of offered funds, counseling on the preparation of sales material and presentations and arranging access to sales meetings, sales representatives and management representatives of the Financial Institutions.

The above payments are made to Financial Institutions that are registered as holders of record or dealers of record for accounts in the Fund. These payments are generally based on one or more of the following factors: average net assets of the Fund shares attributable to that dealer, gross or net sales of Fund shares attributable to that dealer, reimbursement of ticket charges (including fees that a dealer firm charges its representatives for effecting transactions in fund shares and payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or a negotiated lump sum payment for services rendered. Absolute compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Eligibility requirements for such payments to Financial Institutions are determined by Absolute. Such payments will create an incentive for the Financial Institutions to recommend that investors purchase Fund shares.

Marketing support payments are not expected, with certain limited exceptions, to exceed 0.10% of the average net assets of Absolute's mutual funds attributable to that dealer, estimated on an annual basis over a five year time period. Program servicing payments, which are paid in some instances to third parties in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.10% of the total assets in the Absolute mutual funds, estimated on an annual basis over a five year time period. In addition, Absolute may make one-time or annual payments to select Financial Institutions receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Absolute's mutual funds on the Financial Institution's system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such Financial Institution on an annual basis to exceed the amounts set forth above. Separately, Absolute may enter into one or more arrangements with third-party marketing firms. Absolute anticipates that compensation to such firms will be consistent to costs associated with wholesaling and/or marketing mutual funds. Such compensation will be in addition to any marketing support and/or program servicing payments.

From time to time, Absolute, at its expense, may provide additional compensation to Financial Institutions which sell or arrange for the sale of shares of the Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by Absolute may include financial assistance to Financial Institutions that enable Absolute to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips.

C.  Additional Redemption Information

You may redeem Fund class shares at NAV minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of a Fund class may be lower than the Fund class' NAV. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.  Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.  Redemption-In-Kind

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by Absolute, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

3.  NAV Determination

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4.  Distributions

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. Taxation

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A. Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

1.  Meaning of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

    . The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

    . The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

    . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.  Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. Certain Tax Rules Applicable to the Fund's Transactions

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D. Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F. Backup Withholding


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded once the required information or certification is provided.


G. Foreign Shareholders

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H. State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

I. Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

7. Other Matters

A. The Trust and Its Shareholders

1.  General Information

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in the following series.


Absolute Strategies Fund/(1)/          Dover Responsibility Fund/(6)/

Adams Harkness Small Cap Growth Fund   Flag Investors - Equity Opportunity
                                       Fund/(6)/

Austin Global Equity Fund              Flag Investors - Income Opportunity
                                       Fund/(6)/

Auxier Focus Fund/(2)/                 Fountainhead Special Value Fund

Brown Advisory Growth Equity Fund/(3)/ Golden Large Core Value Fund/(7)/

Brown Advisory Intermediate Income     Golden Small Core Value Fund/(7)/
  Fund/(3)/

Brown Advisory International Fund/(4)/ Jordan Opportunity Fund

Brown Advisory Maryland Bond Fund/(4)/ Liberty Street Horizon Fund/(1)/

Brown Advisory Opportunity Fund/(3)/

Brown Advisory Real Estate Fund/(4)/   Merk Hard Currency Fund/(7)/

Brown Advisory Small-Cap Growth        Payson Total Return Fund
  Fund/(5)/

Brown Advisory Small-Cap Value         Payson Value Fund
  Fund/(3)/

Brown Advisory Value Equity Fund/(3)/  Polaris Global Value Fund

DF Dent Premier Growth Fund            Shaker Fund

                                       SteepleView Fund

                                       Winslow Green Growth Fund/(7)/

--------
/(1)/ The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.

/(2)/ The Trust offers shares of beneficial interest in Investor, A and C classes of this series.


/(3)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Currently A Shares of Brown Advisory Opportunity Fund are not publicly offered.


/(4)/ The Trust offers shares of beneficial interest in an Institutional class of this series.


/(5)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Effective April 25, 2006, the Fund has ceased the public offering of D Shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares except through a pre-established reinvestment program


/(6)/ The Trust offers shares of beneficial interests in A and Institutional classes of these series.


/(7)/ The Trust offers shares of beneficial interests in Institutional and Investor classes of these series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and class thereof will continue indefinitely until terminated.

2.  Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.  Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.  Termination or Reorganization of Trust or Its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. Fund Ownership


As of July X, 2007, the percentage of Fund shares owned by all Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund.


Also as of that date, certain shareholders of record owned 5% or more of the shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of the shares of the Fund are listed in Table 9 in Appendix C.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July X, 2007, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.


Listed below are shareholders who own of record or beneficially, 25% or more of the Fund's voting securities.

         Name of                                Percentage of
         Shareholder                          Fund Shares Owned
         -----------                    -----------------------------
         None                                        N/A

C. Limitations on Shareholders' and Trustees' Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. Proxy Voting Procedures


Copies of the proxy voting procedures of the Trust, Absolute and each Sub-Adviser are included in Appendix E. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 will be available on or after August 31, 2007 (1) without charge, upon request, by contacting the Transfer Agent at (888) 992-2765 or
(888) 99-ABSOLUTE and (2) on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the period ended June 30, 2007 will also be available on the Fund's website at www.absolutestrategiesfund.com.


E. Code of Ethics

The Trust, Absolute, each Sub-Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser, each Sub-Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

F. Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. Financial Statements


The Fund's Financial Statements and Financial Highlights for the fiscal period ended March 31, 2007 are incorporated by reference into the SAI from the Fund's
Annual report to shareholders and have been audited by [......], an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the reports of such firm, given upon their authority as experts in accounting and auditing.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)


1.   Moody's Investors Service

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.   Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC   An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.    Fitch

      Investment Grade

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

      Speculative Grade

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

Preferred Stock

Moody's

Aaa An issue that is rated "Aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, Preferred stock rated BB, B, and CCC is regarded, on balance, as
CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C       A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody's

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability ofrated issuers:


Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        .  Leading market positions in well-established industries.

        .  High rates of return on funds employed.

        . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not     Issuers rated Not Prime do not fall within any of the Prime rating
Prime   categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.
    However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

                                                        Combined
                                                        Assets of                                  Combined
                                # of Other                Other                                    Assets of
                                Registered   Combined  Registered           # of Other               Other
                                Investment  Assets of  Investment             Pooled    Combined    Pooled
                     # of Other  Companies    Other     Companies    # of    Vehicles   Assets of  Vehicles
                     Registered  Serviced   Registered  Serviced    Other    Serviced     Other    Serviced     # of
                     Investment    with     Investment    with      Pooled     with      Pooled      with      Other
Portfolio            Companies  Performance Companies  Performance Vehicles Performance Vehicles  Performance Accounts
Manager               Serviced   Based Fee   Serviced   Based Fee  Serviced  Based Fee  Serviced   Based Fee  Serviced
---------            ---------- ----------- ---------- ----------- -------- ----------- --------- ----------- --------
Absolute Investment Advisers LLC
Compson                   0          0       $     0      $   0        0         0       $     0     $   0        0
Petro                     0          0       $     0      $   0        0         0       $     0     $   0        1

Aronson+Johnson+Ortiz, LP
Aronson                  14          2       $  3.9B      $100M       21         4       $  4.6B     $600M      100
Johnson                  14          2       $  3.9B      $100M       21         4       $  4.6B     $600M      100
Ortiz                    14          2       $  3.9B      $100M       21         4       $  4.6B     $600M      100
Moore                    14          2       $  3.9B      $100M       21         4       $  4.6B     $600M      100

Bernzott Capital Advisors
Banks                     0          0       $     0      $   0        0         0       $     0     $   0      147
Bernzott                  0          0       $     0      $   0        0         0       $     0     $   0       52

Contravisory Research & Management Corp.
E. Noonan                 0          0             0          0        2         2       $   76M     $ 76M      241
P. Noonan                 0          0             0          0        2         2       $   76M     $ 76M      241
W. Noonan                 0          0             0          0        2         2       $   76M     $ 76M      241

Horizon Asset Management, Inc.
Stahl                     7          0       $1,237M      $   0       17        10       $  4.9B     $2.3B        0

Kinetics Asset Management, Inc.
Doyle                     7          0       $1,237M      $   0       17        10       $  4.9B     $2.3B      290
Stahl                     7          0       $1,237M      $   0       17        10       $  4.9B     $2.3B        0

Kovitz Investment Group, LLC
Kovitz                    0          0       $     0      $   0        3         3       $   70M     $ 70M      650
Shapiro                   0          0       $     0      $   0        3         3       $   70M     $ 70M      650
Brenner                   0          0       $     0      $   0        3         3       $   70M     $ 70M      650
Weininger                 0          0       $     0      $   0        3         3       $   70M     $ 70M      650

Loomis, Sayles & Company L.P.
Fuss, D.                 12          0       $ 10.3B      $   0        4         0       $233.9M     $   0       92
Kaseta, S.                2          0       $580.4M      $   0        5         0       $  1.9B     $   0       42


                                            Combined
                                            Assets of
                     # of Other               Other
                      Accounts   Combined   Accounts
                      Serviced   Assets of  Serviced
                        with       Other      with
Portfolio            Performance Accounts  Performance
Manager               Based Fee  Serviced   Based Fee
---------            ----------- --------- -----------
Absolute Investment Advisers LLC
Compson                   0       $    0     $     0
Petro                     1       $   2M     $    2M

Aronson+Johnson+Ortiz, LP
Aronson                  46       $16.8B     $  4.8B
Johnson                  46       $16.8B     $  4.8B
Ortiz                    46       $16.8B     $  4.8B
Moore                    46       $16.8B     $  4.8B

Bernzott Capital Advisors
Banks                     0       $145 M     $     0
Bernzott                  0       $ 217M     $     0

Contravisory Research & Management Corp.
E. Noonan                 0       $ 557M     $     0
P. Noonan                 0       $ 557M     $     0
W. Noonan                 0       $ 557M     $     0

Horizon Asset Management, Inc.
Stahl                     0       $    0     $     0

Kinetics Asset Management, Inc.
Doyle                     0       $ 116M     $     0
Stahl                     0       $    0     $     0

Kovitz Investment Group, LLC
Kovitz                    1       $ 850M     $    5M
Shapiro                   1       $ 850M     $    5M
Brenner                   1       $ 850M     $    5M
Weininger                 1       $ 850M     $    5M

Loomis, Sayles & Company L.P.
Fuss, D.                  4       $ 9.3B     $790.3M
Kaseta, S.                0       $ 4.0B     $     0

                                                                Combined
                                                                Assets of                                  Combined
                                # of Other                        Other                                    Assets of
                                Registered                     Registered           # of Other               Other
                                Investment                     Investment             Pooled    Combined    Pooled
                     # of Other  Companies                      Companies    # of    Vehicles   Assets of  Vehicles
                     Registered  Serviced   Combined Assets of  Serviced    Other    Serviced     Other    Serviced     # of
                     Investment    with      Other Registered     with      Pooled     with      Pooled      with      Other
Portfolio            Companies  Performance     Investment     Performance Vehicles Performance Vehicles  Performance Accounts
Manager               Serviced   Based Fee  Companies Serviced  Based Fee  Serviced  Based Fee  Serviced   Based Fee  Serviced
---------            ---------- ----------- ------------------ ----------- -------- ----------- --------- ----------- --------
Metropolitan West Asset Management, LLC
Kane                     15          2            $ 6.0B          $362M       3          3       $ 103M     $ 103M      166
Landmann                 15          2            $ 6.0B          $362M       3          3       $ 103M     $ 103M      166
Rivelle                  15          2            $ 6.0B          $362M       3          3       $ 103M     $ 103M      166

Mohican Financial Management, LLC
E. Hage                   0          0            $    0          $   0       1          1       $  47M     $  47M        0
D. Hage                   0          0            $    0          $   0       1          1       $  47M     $  47M        0


SSI Investment Management, Inc.
Douglas                   0          0            $    0          $   0       7          1       $ 155M     $  18M       53
Raguse                    0          0            $    0          $   0       7          1       $ 155M     $  18M       53
Rosenfelder               0          0            $    0          $   0       7          1       $ 155M     $  18M       53
Ruiz                      0          0            $    0          $   0       7          1       $ 155M     $  18M       53

Twin Capital Management, Inc.
Erfort                    1          0            $28.8M          $   0       7          4       $16.9M     $13.5M       27
Gerber                    1          0            $28.8M          $   0       7          4       $16.9M     $13.5M       27

Yacktman Asset Management Company
D. Yacktman               2          0            $ 476M          $   0       1          0       $ 284M     $    0       35
S. Yacktman               2          0            $4762M          $   0       1          0       $ 284M     $    0       12


                                            Combined
                                            Assets of
                     # of Other               Other
                      Accounts   Combined   Accounts
                      Serviced   Assets of  Serviced
                        with       Other      with
Portfolio            Performance Accounts  Performance
Manager               Based Fee  Serviced   Based Fee
---------            ----------- --------- -----------
Metropolitan West Asset Management, LLC
Kane                     19       $ 10.3B    $ 2.3B
Landmann                 19       $ 10.3B    $ 2.3B
Rivelle                  19       $ 10.3B    $ 2.3B

Mohican Financial Management, LLC
E. Hage                   0       $     0    $    0
D. Hage                   0       $     0    $    0


SSI Investment Management, Inc.
Douglas                   4       $  1.1B    $ 547M
Raguse                    4       $  1.1B    $ 547M
Rosenfelder               4       $  1.1B    $ 547M
Ruiz                      4       $  1.1B    $ 547M

Twin Capital Management, Inc.
Erfort                    6       $440.9M    $39.5M
Gerber                    6       $440.9M    $39.5M

Yacktman Asset Management Company
D. Yacktman               0       $   84M    $    0
S. Yacktman               0       $   23M    $    0

APPENDIX C - MISCELLANEOUS TABLES

Table 1- Investment Advisory Fees

The following table shows the dollar amount of fees paid to Absolute by the Fund, the amount of fee that was waived by Absolute, if any, and the actual fees retained by Absolute.


                                         Advisory Fee Advisory Fee Advisory Fee
                                           Payable       Waived      Retained
                                         ------------ ------------ ------------
Period Ended March 31, 2007                XXX,XXX      XXX,XXX      XXX,XXX


Table 2 - Sales Charges (A and C Shares Only)

The following tables show the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A and C Shares.


                                      Aggregate Sales Sales Charge Sales Charge
                                          Charge        Employed    Reallowed
                                      --------------- ------------ ------------
A Shares
Period Ended March 31, 2007               XXX,XXX        XXX,XX        None

C Shares
Period Ended March 31, 2007                  None          None        None


Table 3 - Rule 12b-1 Distribution Fees (A and C Shares Only)

The following table shows the dollar amount of fees paid to the Distributor by the Fund pursuant to the Plan, the amount of fee that was waived by the Distributor, if any, and the actual fees retained by the Distributor.


                                                               Plan    Plan Fee
                                                            Fee Charge Retained
                                                            ---------- --------
A Shares
Period Ended March 31, 2007                                    XXX       None

C Shares
Period Ended March 31, 2007                                    XXX       None


Table 4 - Compliance Fees

The following table shows the dollar amount of fees paid to the Distributor, the amount of the fee that was waived by the Distributor, and the actual fee retained by the Distributor.


                                            Compliance  Compliance  Compliance
                                            Fee Payable Fee Waived Fee Retained
                                            ----------- ---------- ------------
Period Ended March 31, 2007                    XXXX        XXXX        XXXX


Table 5 - Citigroup Fees

The following table shows the dollar amount of fees paid to Citigroup, the amount of fee that was waived by Citigroup, and the actual fees received by Citigroup.


                                      Citigroup Fee Citigroup Fee Citigroup Fee
                                         Payable       Waived       Retained
                                      ------------- ------------- -------------
Period Ended March 31, 2007               XXXX          XXXX          XXXX

Table 6 - Commissions

The following table shows the brokerage commissions of the Fund.


                                                                                   Total             % of        % of Principal
                                                                                 Brokerage        Brokerage         Value of
                                                                                Commissions      Commissions      Transactions
                                                                               ($) Paid to an     Paid to an     Executed by an
                                                       Total                  Affiliate of the Affiliate of the Affiliate of the
                                                     Brokerage                Fund, Absolute,  Fund, Absolute,  Fund, Absolute,
                                                    Commissions                Sub-Adviser or   Sub-Adviser or   Sub-Adviser or
                                                        ($)                     Distributor      Distributor      Distributor
                                                    -----------               ---------------- ---------------- ----------------

Period Ended March 31, 2007
                                                                        XXXX         $X               X%               X%


Table 7 - Directed Brokerage

The following table lists each broker to whom the Fund directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom.


                                                                    Amount of
                                                           Amount  Commissions
                                                   Broker Directed  Generated
                                                   ------ -------- -----------
Period Ended March 31, 2007                         N/A     N/A        N/A


Table 8 - Securities of Regular Brokers or Dealers

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


                                                      Regular Broker
                                                        or Dealer    Value Held
                                                      -------------- ----------
Period Ended March 31, 2007                                None         N/A

Table 9 - 5% Shareholders


The following table lists: (1) the persons who owned of record 5% or more of the outstanding Fund shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund shares, as of July X, 2007:



Name and Address                         % of Fund
----------------                         ---------
XXXX                                       XXXX
XXXX                                       XXXX
XXXX                                       XXXX

APPENDIX D - PROXY VOTING PROCEDURES

                                  FORUM FUNDS

                POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                 July 31, 2003
                         As Amended September 14, 2004

   SECTION 1. PURPOSE

   Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

   This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

   SECTION 2. RESPONSIBILITIES

   (A) Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by the Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by the Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

   The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

   The Adviser shall be responsible for coordinating the delivery of proxies by the fund's custodian to the adviser or to an agent of the adviser selected by the adviser to vote proxies with respect to which the Adviser has such discretion (a "proxy voting service").

   (B) Proxy Manager. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these policies. The Proxy Manager will, from to time, periodically review the policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these policies.

   SECTION 3. SCOPE

   These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

   SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

   (A)    General

         (1) Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If
             (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

         (2) Independence. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

         (3) Absence of Proxy Voting Service Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

   (B)    Routine Matters

   As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

         (1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

         (2) Appointment of Auditors. Management recommendations will generally be supported.

         (3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

   (C)    Non-Routine Matters

         (1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

         (2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

         (3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

         (4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

         (5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

   (D)    Conflicts of Interest

   Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the Board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.

   If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

   (E)    Abstention

          The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

APPENDIX E - ADVISER/SUB-ADVISER PROXY VOTING PROCEDURES

                                    Part C
                               Other Information

Item 23. Exhibits

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as
         Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

    (4) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit
         (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (5) Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (6) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit
         (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

    (7) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

    (8) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

    (9) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment
         No. 137 via EDGAR on October 30, 2003, accession number
         0001004402-03-000559).

    (10) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (11) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (12) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit
         (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (13) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (14) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (15) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment
        No. 171 via EDGAR on May 6, 2005, accession number
        0001275125-05-000241).

   (16) Investment Advisory Agreement between Registrant and Merk
        Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (17) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (18) Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (19) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

   (20) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (21) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (22) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited regarding Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

   (23) Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors--Equity Opportunity Fund and Flag Investors--Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (24) Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund is filed herewith as Exhibit (d)(24).

   (25) Investment Advisory Agreement between Registrant and Liberty Street Advisors, LLC regarding Liberty Street Horizon Fund is filed herewith as Exhibit (d)(25).

   (26) Form of Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund is filed as Exhibit (d)(27)in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

   (27) Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

 (e) (1) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (2) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment
         No. 195 via EDGAR on September 15, 2006 accession number
         0001275125-06-000394.)

 (f)     None.

 (g) (1) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (2) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

 (h) (1) Form of Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A., is filed as Exhibit
         (h)(1) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

     (2) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post- effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (3) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (4) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (5) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (6) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (7) Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

     (8) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2007 is filed as Exhibit (h)((8) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

     (9) Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322).

    (10) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

    (11) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund is filed herewith as Exhibit (h)(11).

    (12) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund dated October 16, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post- effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

    (13) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated July 31, 2006 is filed as Exhibit (h)(13) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number
         0001193125-07-096322.

    (14) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover
         Responsibility Fund dated March 1, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number
         0001193125-07-042714).

    (15) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post- effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182)

    (16) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

    (17) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

    (18) Contractual Fee Waiver Agreement between Registrant and Liberty Street Advisors, Inc. regarding Liberty Street Horizon Fund is filed herewith as Exhibit (h)(18).

(i)      None.

(j)      None.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund, Golden Small Core Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund, Liberty Street Horizon Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.)

(n) (1) Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity

         Fund, Brown Advisory Growth Equity Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit
         (n)(2) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

     (2) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment
         No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (3) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (4) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (5) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (6) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number
         0001275125-05-000389).

     (7) Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

     (8) Rule 18f-3 Plan adopted by Registrant for Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

     (9) Rule 18f-3 Plan adopted by Registrant for Liberty Street Horizon Fund to be filed by further amendment.

 (p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number
         0001275125-05-000362).

     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number
         0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (6) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (7) Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

     (8) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (9) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

   (10) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (11) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (12) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

   (13) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit
        (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

   (14) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (15) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (16) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

   (17) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (18) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (19) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (20) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (21) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (22) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (23) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (24) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (25) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (26) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (27) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (28) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (29) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (30) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
        0001275125-05-000215).

   (31) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (32) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (33) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (34) Code of Ethics adopted by Alex. Brown Investment Management is filed herewith as Exhibit (p)(34).

   (35) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

   (36) Code of Ethics of Mohican Financial Management, LLC is filed as Exhiibit (p)(36) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

   (37) Code of Ethics of Liberty Street Advisors, LLC is filed as Exhibit
        (p)(37) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 000-1193125-07-096322.

   (38) Code of Ethics adopted by Kovitz Financial Group, LLC is filed herewith as Exhibit (p)(38).


Other Exhibits:


(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
    J. Michael Parish, Trustees of Registrant is filed as Other Exhibits (A) in Post-effective amendment No. 208 via EDGAR on Apri, 26, 2007, accession number 0001193125-07-091905.


Item 24. Persons Controlled by Or Under Common Control with Registrant

   None

Item 25. Indemnification

   In accordance with Section 3803 of the Delaware Business Trust Act,
   Section 10.02 of Registrant's Trust Instrument provides as follows:

   "10.02. Indemnification

   (a) Subject to the exceptions and limitations contained in Section (b) below:

      (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

      (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

   (b) No indemnification shall be provided hereunder to a Covered Person:

      (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

      (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

          (A) By the court or other body approving the settlement;

          (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

   (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

   (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

   (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

   (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

   With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

   "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

   With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Alex. Brown Investment Management; Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

   "Section 5. Standard of Care. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

   With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

   "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

   After receipt of the Distributor's notice of termination under
   Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

   (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

   (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

      (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

      (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
   Section 7 of this Agreement ("Trust Claims").

   (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

   (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

   (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

   (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

   (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

   (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 26. Business and Other Connections of Investment Adviser

(a) Winslow Management Company, LLC

    The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12th Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                   Title                  Business Connection
    ----                   -----                  -------------------
    Jack W. Robinson       President and Chief    Winslow, Adams Harkness
                           Investment Officer     Financial Group
    Elizabeth Cluett Thors Partner                Winslow
    Matthew W. Patsky      Partner                Winslow

(b) AH Lisanti Capital Growth, LLC

    The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                 Title                  Business Connection
     ----                 -----                  -------------------
     Mary Lisanti         President              AH Lisanti
     John Adams           Chairman               AH Lisanti, Canaccord
                                                 Adams Inc.
     Kevin Dunn           Director               AH Lisanti, Canaccord
                                                 Adams Inc.

(c) Austin Investment Management, Inc.

    The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

     Name                 Title                       Business Connection
     ----                 -----                       -------------------
     Peter Vlachos        Director, President,        Austin
                          Treasurer, Secretary

(d) Auxier Asset Management LLC

    The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                      Title                          Business Connection
 ----                      -----                          -------------------
 James J. Auxier           Chief Executive Officer        Auxier
 Shauna C. Tweedy          Chief Financial Officer        Auxier

(e) Brown Investment Advisory Incorporated

    The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name               Title                      Business Connection
    ----               -----                      -------------------
    Michael D. Hankin  President & Director       Brown
                       Director and Chief         Brown Investment Advisory
                       Executive Officer, Trustee and Trust Company
                       Director, President and    Brown Advisory Holdings,
                       Chief Executive Officer    Incorporated

    David M. Churchill Treasurer & Director       Brown
                       Treasurer and Chief        Brown Investment Advisory
                       Financial Officer          and Trust Company
                       Treasurer and Chief        Brown Advisory Holdings,
                       Financial Officer          Incorporated

    Christopher Laia   Secretary                  Brown
                       Secretary                  Brown Investment Advisory
                                                  and Trust Company
                       Secretary                  Brown Advisory Holdings,
                                                  Incorporated
    Patrick J. Ventura Chief Compliance Officer   Brown

(f) Cardinal Capital Management, L.L.C.

    The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name               Title                     Business Connection
     ----               -----                     -------------------
     Amy K. Minella.    Managing Partner          Cardinal
     Eugene Fox         Managing Director         Cardinal
     Robert B.          Managing Director         Cardinal
     Kirkpatrick
     Thomas J. Spelman  Managing Director/Chief   Cardinal
                        Financial Officer/Chief
                        Compliance Officer

(g) D.F. Dent and Company, Inc.

    The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title                     Business Connection
     ----                  -----                     -------------------
     Daniel F. Dent        President and Treasurer   D.F. Dent
     Sutherland C. Ellwood Vice President            D.F. Dent
     Thomas F. O'Neil      Vice President and        D.F. Dent
                           Secretary
     Linda W. McCleary     Vice President            D.F. Dent

(h) Golden Capital Management, LLC

    The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name               Title                     Business Connection
     ----               -----                     -------------------
     Greg Golden        Principal, President &    Golden Capital Management
                        CEO
     Jeff C. Moser      Principal, Managing       Golden Capital Management
                        Director
     Jonathan Cangalosi Managing Director         Golden Capital Management
     Lynette Alexander  Managing Director & CCO   Golden Capital Management
     Robi Elnekave      Managing Director         Golden Capital Management

(i) H.M. Payson & Co.

    The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

    Name                 Title                     Business Connection
    ----                 -----                     -------------------
    John C. Downing      Managing Director,        H.M. Payson & Co.
                         Treasurer
    Thomas M. Pierce     Managing Director         H.M. Payson & Co.
    Peter E. Robbins     Managing Director         H.M. Payson & Co.
    John H. Walker       Managing Director,        H.M. Payson & Co.
                         President
    Teresa M. Esposito   Managing Director         H.M. Payson & Co.
    John C. Knox         Managing Director         H.M. Payson & Co.
    Harold J. Dixon      Managing Director         H.M. Payson & Co.
    Michael R. Currie    Managing Director         H.M. Payson & Co.
    William O. Hall, III Managing Director         H.M. Payson & Co.

(j) King Investment Advisors, Inc.

    The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name               Title                      Business Connection
    ----               -----                      -------------------
    Roger E. King      Chairman and President     King
    John R. Servis     Director                   King
                       Owner, Commercial Real     John R. Servis Properties
                       Estate                     602 Hallie, Houston, TX
                                                  77024
    Pat H. Swanson     Compliance Officer         King
    Jane D. Lightfoot  Secretary/Treasurer        King

(k) Philadelphia International Advisors, LP


    The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                   Title                     Business Connection
   ----                   -----                     -------------------
   Andrew B. Williams,    Chief Investment Officer  PIA
   CFA                    and
                          Lead Portfolio Manager
                          Treasurer                 Treasurer, Germantown
                                                    Friends' School
                                                    31 West Coulter Street
                                                    Philadelphia, PA 19144
   Robert C. Benthem de   Portfolio Manager         PIA
   Grave
   Frederick B. Herman,   Portfolio Manager         PIA
   III, CFA
   Peter W. O'Hara, CFA   Portfolio Manager         PIA
   Christopher S. Delpi,  Director of Research      PIA
   CFA
   James S. Lobb          Managing Director of      PIA
                          Sales & Service
                          Board Member              Riddle Memorial Hospital
                                                    1068 West Baltimore Pike
                                                    Media, PA 19063
   Scott E. Decatur, PhD  Director of Quantitative  PIA
                          Research
   Thomas R. Angers, CFA  Research Analyst          PIA
   Wei Huang, PhD         Research Analyst          PIA
   Kent E. Weaver, Jr.,   Director of Client        PIA
   CFA                    Service/CCO


(l) Polaris Capital Management, Inc.


    The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                   Title                     Business Connection
    ----                   -----                     -------------------
    Bernard R. Horn, Jr.   President, Portfolio      Polaris
                           Manager
    Edward E. Wendell, Jr. Treasurer                 Polaris
                           President                 Boston Investor
                                                     Services, Inc.


(m) Grisanti Brown & Partners, LLC


    The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17/th/ Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                Business Connection
    ----                      -----                -------------------
    Vance C.Brown             Principal            Spears, Grisanti & Brown
    Christopher C. Grisanti   Principal            Spears, Grisanti & Brown

(n) Windowpane Advisors, LLC


    The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                 Title                     Business Connection
    ----                 -----                     -------------------
    Michael Stolper      Managing Member           Windowpane
    Barbara Ann Malone   Managing Member           Windowpane


(o) Hellman, Jordan Management Co., Inc.


    The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Gerald R. Jordan, Jr.     Chairman                  Hellman
    Gerald Reid Jordan        President                 Hellman
    Nicholas Gleysteen        Senior Vice President     Hellman
    Susan G. Lynch            Vice President            Hellman
    Luke Murphy               Vice President            Hellman
    Ethan T. Brown            Vice President            Hellman


(p) Walter Scott & Partners Limited


    The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Walter G. Scott           Chairman                  Walter Scott
    John Clark                Director                  Walter Scott
    Marilyn R. Harrison       Director                  Walter Scott
    Kenneth J. Lyall          Director                  Walter Scott
    James D. Smith            Director                  Walter Scott
    Pamela J. Maxton          Director                  Walter Scott
    Alistair Lyon-Dean        Secretary and Chief       Walter Scott
                              Compliance Officer
    Alan McFarlane            Managing Director         Walter Scott
    Sharon F. Bentley-Hamlyn  Director                  Walter Scott
    Rodger H. Nisbet          Director                  Walter Scott


(q) Absolute Investment Advisers, LLC


    The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Anthony R. Bosch          Principal                 Absolute
    Brian D. Hlidek           Principal                 Absolute
    James P. Compson          Principal                 Absolute
    Christian E. Aymond       Principal                 Absolute
    Alexander H. Petro        Principal                 Absolute
    Fort Hill Capital         Direct Owner              Absolute
    Management

(r) Aronson+Johnson+Ortiz, LP


    The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                   Title                     Business Connection
    ----                   -----                     -------------------
    Theodore R. Aronson    Managing Principal;       Aronson;
                           Limited Partner; Member   Member of
                           of Aronson+ Johnson+      Aronson+Johnson+Ortiz,
                           Ortiz, LLC                LLC
    Martha E. Ortiz        Principal; Limited        Aronson
                           Partner
    Kevin M. Johnson       Principal; Limited        Aronson
                           Partner
    Paul E. Dodge          Principal; Limited        Aronson
                           Partner
    Stefani Cranston       Principal; Limited        Aronson
                           Partner
    Gina Maria N. Moore    Principal; Limited        Aronson
                           Partner
    Gregory J. Rogers      Principal; Limited        Aronson
                           Partner

    Aronson+Johnson+Ortiz,
    LLC                    General Partner           Aronson
    Joseph F. Dietrick     Chief Compliance          Aronson
                           Officer; Chief Legal
                           Officer
    Douglas D. Dixon       Principal; Limited        Aronson
                           Partner
    Robert B. Wenzinger    Principal; Limited        Aronson
                           Partner


(s) Bernzott Capital Advisors


    The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Kevin Bernzott            Chairman; CEO;            Bernzott
                              Compliance Officer
    Peter F. Banks            President; Chief          Bernzott
                              Investment Officer
    Dale A. Eucker            Director                  Bernzott
    Randall A. Schouten       Director                  Bernzott
    Priscilla A. Olsen        Director                  Bernzott
    Peter D. Demartino        Director                  Bernzott
    Thomas A. Derse           Chief Financial Officer   Bernzott
    Kathleen A. Loretto       Director                  Bernzott
    Bernzott Capital          Shareholder               Bernzott
    Advisors Profit Sharing
    Plan
    Margaret A. Schouten      Director                  Bernzott


(t) Contravisory Research & Management Corp.


    The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                  Business Connection
    ----                      -----                  -------------------
    George E. Noonan, Jr.     President              Contravisory
    William M. Noonan         Vice President         Contravisory
    Philip A. Noonan          Vice President         Contravisory




(u) Horizon Asset Management, Inc.


    The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Denise M. Kashey          Director                  Horizon
    Steven Bregman            Director; President       Horizon
    Peter Doyle               Director; Vice            Horizon
                              President; Secretary
    Thomas C. Ewing           Director                  Horizon
    Andrew M. Fishman         Director of Compliance;   Horizon
                              General Counsel
    John Meditz               Vice Chairman; Director   Horizon
    Murray Stahl              Chairman; Treasurer       Horizon

(v) Kinetics Asset Management, Inc.


    The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Bruce P. Abel             Director; Secretary       Kinetics
    Lawrence P. Doyle         Chairman                  Kinetics
    Peter Doyle               President; CEO;
                              Director; Chief
                              Investment Strategist     Kinetics
    Andrew M. Fishman         Director of Compliance    Kinetics
    Leonid Polyakov           Director; CFO             Kinetics
    James G. Doyle            Director; Chief Counsel   Kinetics
    Frank Costa               Shareholder               Kinetics
    Kinetics Voting Trust     Trust is Shareholder      Kinetics
    Susan C. Conway           Shareholder               Kinetics
    Karen & Larry Doyle       Shareholder               Kinetics
    Irrevocable Trust
    Karen Doyle Trust         Shareholder               Kinetics
    Lawrence Doyle Trust      Shareholder               Kinetics


(w) Loomis, Sayles & Company, L.P.


    The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Loomis, Sayles &          General Partner of        Loomis
    Company, Inc. ("LSCI")    Registrant
    IXIS Asset Management     Limited Partner of        Loomis; Shareholder
    North America, L.P.       Registrant; Shareholder   of IXIS AM Holdings
    ("IXIS AM NA")            (IXIS AM Holdings)
    Robert J. Blanding        Chief Executive Officer   Loomis
                              of Registrant;
                              Director of General
                              Partner
    Kevin P. Charleston       Chief Financial Officer   Loomis
                              of Registrant;
                              Director of General
                              Partner
    Daniel J. Fuss            Director of General       Loomis
                              Partner
    John F. Gallagher         Director of General       Loomis
                              Partner
    Lauriann C. Kloppenburg   Director of General       Loomis
                              Partner
    Peter S. Voss             Director of General       Loomis
                              Partner
    John R. Gidman            Director of General       Loomis
                              Partner
    Donald P. Ryan            Chief Compliance Officer  Loomis
                              of Registrant
    Jaehoon Park              Director of General       Loomis
                              Partner
    Jean S. Loewenberg        Chief Legal Officer of    Loomis
                              Registrant;
                              Director of General
                              Partner
    Mark E. Smith             Director of General       Loomis
                              Partner
    IXIS Asset Management     Shareholder               LSCI
    Holdings, LLC ("IXIS AM
    Holdings")

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    IXIS Asset Management     General Partner           IXIS AM NA
    US, LLC ("IXIS AM US
    LLC")
    IXIS Asset Management US  Limited Partner; Member   IXIS AM NA; IXIS AM
    Corporation ("IXIS AM                               US LLC
    US")
    IXIS Asset Management     Shareholder of Common     IXIS AM US
    ("IXIS AM")               Stock
    Caisse Nationale Des      Shareholder               IXIS AM GROUP; IXIS
    Caisses D'Epargne                                   AM US
    ("CNCE")
    Caisse Des Depots ET      Shareholder               CNCE
    Consignations ("CDC")
    IXIS Asset Management     Shareholder               IXIS AM
    Group ("IXIS AM GROUP")


(x) Metropolitan West Asset Management, LLC


    The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Metropolitan West
    Financial, LLC            Member                    Metropolitan
    Tad Rivelle               Member                    Metropolitan
    Laird R. Landmann         Member                    Metropolitan
    Scott B. Dubchansky       Member                    Metropolitan
    Richard S. Hollander      Director; Member of MW    Metropolitan;
                              Holdings, LLC             Member of MW
                                                        Holdings, LLC
    Lara E. Mulpagano         Chief Operating Officer   Metropolitan
    Stephen M. Kane           Member                    Metropolitan
    Joseph D. Hattesohl       Chief Financial Officer   Metropolitan
    David B. Lippman          Member                    Metropolitan
    Anthony C. Scibelli       Member                    Metropolitan
    Patrick A. Moore          Member                    Metropolitan
    Keith T. Kirk             Chief Compliance Officer  Metropolitan
    MW Holdings, LLC          Interest Owner            Metropolitan West
                                                        Financial, LLC

(y) SSI Investment Management, Inc.


    The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    John D. Gottfurcht        President                 SSI
    Amy J. Gottfurcht         Chairman; CEO; Secretary  SSI
    George M. Douglas         Vice President; Chief     SSI
                              Investment Officer
    Syed F. Mehdi             CCO; Vice President       SSI
                              Human Resources
    David W. Rosenfelder      Vice President; Senior    SSI
                              Portfolio Analyst

(z) TWIN Capital Management, Inc.


    The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Geoffrey Gerber           President; CIO            TWIN
    James D. Drake            Controller; Chief
                              Compliance Officer        TWIN


(aa)Yacktman Asset Management Co.


    The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Donald A. Yacktman        President; Secretary;     Yacktman
                              Treasurer; Chief
                              Compliance Officer
    Ronald W. Ball            Senior Vice President     Yacktman
    Stephen A. Yacktman       Vice President            Yacktman


(bb)Merk Investments, LLC


    The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Axel Merk                 President                 Merk
    Kimberly Schuster         Chief Compliance Officer  Merk


(cc)Dover Corporate Responsibility Management LLC


    The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Richard M. Fuscone        Chairman                  Dover
    Michael P. Castine        President                 Dover

(dd)Alex. Brown Investment Management


    The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    Lee S. Owen               Co-President              Alex. Brown
    Bruce E. Behrens          Co-President              Alex. Brown
    James D. Brown            Director                  Alex. Brown
    Robert H. Vernon          Director                  Alex. Brown
    Hobart C. Buppert         Director, Portfolio       Alex. Brown
                              Manager
    Nancy I. Denney           Chief Compliance Officer  Alex. Brown




(ee)Liberty Street Advisors, LLC


    The following chart reflects the directors and officers of Liberty Street Advisors, LLC, including their business connections, which are of a substantial nature. The address of Liberty Street Advisors, LLC is 55 Liberty Street, New York, New York 10005, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                     Business Connection
    ----                      -----                     -------------------
    James Celico              Chief Financial Officer   Liberty Street
    Raymond Hill              Chairman                  Liberty Street
    Timothy Reick             CEO and Chief Compliance
                              Officer                   Liberty Street

Item 27. Principal Underwriters

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

     American Beacon Funds                           Wintergreen Fund. Inc.
     American Beacon Mileage Funds                   Henderson Global Funds
     American Beacon Select Funds                    Ironwood Series Trust
     Bridgeway Funds, Inc.                           Monarch Funds
     Century Capital Management Trust                Sound Shore Fund, Inc.
     Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

                                                           Position with
    Name                      Position with Underwriter     Registrant
    ----                      ------------------------- -------------------
    Simon D. Collier          Principal Executive       President
                              Officer                   (Principal
                                                        Executive Officer)
    Carl A. Bright            President & Treasurer     None
    Nanette K. Chern          Vice President,           Anti-Money
                              Secretary & Chief         Laundering
                              Compliance Officer        Compliance Officer
    Richard J. Berthy         Vice President &          None
                              Assistant Treasurer
    Mark A. Fairbanks         Vice President,           None
                              Assistant Secretary &
                              Deputy Chief Compliance
                              Officer

(c) Not Applicable.

Item 28. Location of Accounts and Records

   The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

Item 29. Management Services

   Not Applicable.

Item 30. Undertakings

   None.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine
May 30, 2007.


                                              Forum Funds

                                              By: /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on May 30, 2007.


    Principal Executive Officer

    /s/ Simon D. Collier
    ------------------------------
    Simon D. Collier
    President

(b) Principal Financial Officer

    /s/ Trudance L.C. Bakke
    ------------------------------
    Trudance L.C. Bakke
    Principal Financial Officer
    and Treasurer

(c) A majority of the Trustees

    John Y. Keffer, Trustee
    James C. Cheng, Trustee
    J. Michael Parish, Trustee
    Costas Azariadis, Trustee

    By: /s/ Trudance L.C. Bakke
        -------------------------
    Trudane L.C. Bakke
    Attorney in fact*

--------
*  Pursuant to powers of attorney filed as Other Exhibits (A).

                                 EXHIBIT LIST

Exhibits


 (d)(25) Investment Advisory Agreement between Liberty Street Advisors and Registrant

 (h)(11) Contractual Fee Waiver for AH Lisanti Capital Growth, LLC

 (h)(18) Contractual Fee Waiver for Liberty Street Advisors, Inc.

 (p)(34) Code of Ethics for Alex. Brown Investment Management

 (p)(38) Code of Ethics for Kovitz Investment Group, LLC